UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

Master Large Cap Series LLC

Master Advantage Large Cap Core Portfolio

Master Advantage Large Cap Value Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2020

Date of reporting period: 03/31/2020

Item 1 – Report to Stockholders

MARCH 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Large Cap Series Funds, Inc.

•	BlackRock Advantage Large Cap Core Fund
•	BlackRock Advantage Large Cap Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, leading countries around the world took economically disruptive countermeasures, causing equity prices to fall sharply. Now that the virus has spread around the globe and an economic downturn appears inevitable, investors are faced with the question of how long and how deep it will be.

Returns for most securities were robust for the first ten months of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. With large portions of the economy on hold, all types of equities, both in the United States and internationally, ended the reporting period with negative performance.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered a positive return, while high-yield corporates were down due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also announced a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. For the near term, however, the disruption is likely to act as a further drag on corporate earnings, following flat earnings growth in 2019. Nonetheless, there are promising signs that a strong coordinated monetary and fiscal response is beginning to take place, both in the United States and abroad. With measures being taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the impressive scope of monetary and fiscal stimulus. In bonds, the swift action taken by the world’s central banks means there are attractive opportunities in credit, and we expect credit spreads to narrow as markets stabilize.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2020
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(12.31)%	(6.98)%
U.S. small cap equities (Russell 2000® Index)	(23.72)	(23.99)
International equities (MSCI Europe, Australasia, Far East Index)	(16.52)	(14.38)
Emerging market equities (MSCI Emerging Markets Index)	(14.55)	(17.69)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.04	2.25
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	9.95	18.25
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.33	8.93
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.07	3.78
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(10.40)	(6.94)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of March 31, 2020	BlackRock Advantage Large Cap Core Fund

Investment Objective

BlackRock Advantage Large Cap Core Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2020, all share classes of the Fund outperformed its benchmark, the Russell 1000® Index, except for the Fund’s Investor C Shares, which underperformed. The Fund invests all of its assets in Master Advantage Large Cap Core Portfolio (the “Master Portfolio”).

What factors influenced performance?

The Fund outperformed the benchmark while navigating a highly volatile market backdrop during the period. Equity returns experienced a sharp bifurcation over the six months. Initially, markets were touching new highs in a strong risk-on rally driven by excitement around a phase one trade deal between the United States and China. The anticipation of the deal and its actual resolution helped boost stocks through mid-February of 2020. However, the spread of a novel coronavirus across the globe resulted in an inflection point leading to a rapid and steep market decline. Investor concerns mounted amid broadly enforced economic shutdowns, which severely impacted expectations for growth and employment. The selloff in the first quarter of 2020 represented one of the worst quarterly returns for U.S. equities on record as volatility hit levels last observed during the global financial crisis. In response, policymakers stepped in with extraordinary fiscal and monetary packages aimed at supporting the market. While this helped equities recover some of the lost ground as the period drew to a close, it was not enough to prevent broadly negative returns for the six-month period.

Unsurprisingly, given the volatility, fundamental stock selection signals drove the Fund’s outperformance relative to the benchmark. Notably, the defensive profile of quality measures, such as balance sheet strength and dividend policy, helped insulate the portfolio. Identifying management quality once again performed well, with noted contributions from an insight that compares management commentary to regulatory filings. Performance strength was also seen across less traditional quality measures, such as environmental, social and governance insights. Specifically, a recently added insight that captures an evolving investor preference for sustainability was one of the top-performing signals. Sentiment-based insights also provided gains, including signals that evaluate cross-asset class sentiment. In this vein, bond market-related measures worked well given credit spread volatility, with gains driven through positioning in commercial services and supplies companies. Trend-based sentiment measures were broadly able to successfully navigate the evolving market, most notably through alternative data sets, which captured supply chain disruptions. Lastly, newer signals that look to capture emerging themes such as “work from home” also added value in the period.

Select insights struggled amid the rapidly evolving backdrop during the period, including certain macro thematic insights. Unsurprisingly, a signal that measures sector sensitivity to the Chinese economy lagged as coronavirus concerns escalated. Similarly, macro insights that look toward import costs also had weaker results. Additionally, text-based analyses that capture trends across earnings expectations and fundamentals broadly declined as near-term economic challenges outweighed prior guidance. Within fundamental stock selection metrics, more contrarian or value-oriented insights detracted as investors focused on the long-term economic impact of shutdowns needed to stop the spread of coronavirus, which brought into question the future earnings prospects of many value-oriented cyclicals. More traditional value signals, such as comparing valuations across sales, were challenged as well.

Describe recent portfolio activity.

Over the course of the period, the Master Portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. Among these is a new signal that uses the investment adviser’s existing library of insights to create allocation models across individual stocks, building upon earlier machine-learned capabilities developed by the investment adviser. Additionally, a new insight that looks to identify trade crowding from broker concentration was added.

Describe portfolio positioning at period end.

Relative to the Russell 1000® Index, the Master Portfolio was positioned essentially neutrally from a sector perspective. The Master Portfolio had slight overweight positions in the consumer discretionary and utilities sectors and slight underweight positions in the real estate and materials sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	BlackRock Advantage Large Cap Core Fund

Performance Summary for the Period Ended March 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(12.69)%	(8.85)%	N/A	5.79%	N/A	9.12%	N/A
Service	(12.82)	(9.08)	N/A	5.44	N/A	8.77	N/A
Investor A	(12.81)	(9.10)	(13.88)%	5.52	4.39%	8.85	8.27%
Investor C	(13.10)	(9.75)	(10.62)	4.69	4.69	7.96	7.96
Class K	(12.64)	(8.80)	N/A	5.83	N/A	9.14	N/A
Class R	(12.88)	(9.26)	N/A	5.24	N/A	8.52	N/A
Russell 1000® Index(c)	(13.01)	(8.03)	N/A	6.22	N/A	10.39	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests all of its assets in the Master Portfolio, a series of Master Large Cap Series LLC. Under normal circumstances, the Master Portfolio seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.

(c)

An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$873.10	$2.25	$1,000.00	$1,022.60	$2.43	0.48%
Service	1,000.00	871.80	3.42	1,000.00	1,021.35	3.69	0.73
Investor A	1,000.00	871.90	3.42	1,000.00	1,021.35	3.69	0.73
Investor C	1,000.00	869.00	6.92	1,000.00	1,017.60	7.47	1.48
Class K	1,000.00	873.60	2.01	1,000.00	1,022.85	2.18	0.43
Class R	1,000.00	871.20	4.58	1,000.00	1,020.10	4.95	0.98

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense table reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of March 31, 2020	BlackRock Advantage Large Cap Value Fund

Investment Objective

BlackRock Advantage Large Cap Value Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

On November 13, 2019, the Board of Directors of BlackRock Large Cap Series Funds, Inc. approved a change in the fiscal year-end of the Fund, effective as of May 31, 2020, from September 30 to May 31.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2020, the Fund, through its investment in Master Advantage Large Cap Value Portfolio (the “Master Portfolio”), outperformed its benchmark, the Russell 1000® Value Index.

What factors influenced performance?

The Fund outperformed the benchmark while navigating a highly volatile market backdrop during the period. Equity returns experienced a sharp bifurcation over the six months. Initially, markets were touching new highs in a strong risk-on rally driven by excitement around a phase one trade deal between the United States and China. The anticipation of the deal and its actual resolution helped boost stocks through mid-February of 2020. However, the spread of a novel coronavirus across the globe resulted in an inflection point leading to a rapid and steep market decline. Investor concerns mounted amid broadly enforced economic shutdowns, which severely impacted expectations for growth and employment. The selloff in the first quarter of 2020 represented one of the worst quarterly returns for U.S. equities on record as volatility hit levels last observed during the global financial crisis. In response, policymakers stepped in with extraordinary fiscal and monetary packages aimed at supporting the market. While this helped equities recover some of the lost ground as the period drew to a close, it was not enough to prevent broadly negative returns for the six-month period.

Unsurprisingly, given the volatility, fundamental stock selection signals drove the Fund’s outperformance relative to the benchmark. Notably, the defensive profile of quality measures, such as balance sheet strength, were able to produce strong results given the sharp risk-off tone to the market. Traditional quality insights, including those with a preference for lower volatility securities, as well as environmental, social and governance (“ESG”) signals were able to drive meaningful outperformance. An insight that looks to capture investor flows into ESG-related positions was a top-performing insight as it was able to follow the market’s broader sustainability trend. Sentiment-based insights also provided gains. Trend-based sentiment measures were broadly able to successfully navigate the evolving market conditions. This was most observable across the use of alternative data sets to capture supply chain disruptions. Lastly, newer signals that look to capture emerging themes such as “work from home” also added value in the period.

Select insights struggled during the period. Certain macro-thematic insights lagged amid the rapidly evolving backdrop. Unsurprisingly, a signal that measures sector sensitivity to the Chinese economy struggled as coronavirus concerns escalated. Similarly, macro insights that look toward import costs also had weaker results. Additionally, text-based analyses that capture trends across earnings expectations and fundamentals broadly declined as near-term economic challenges outweighed prior guidance. Within fundamental stock selection metrics, more contrarian or value-oriented insights detracted as investors focused on the long-term economic impact of shutdowns needed to stop the spread of coronavirus, which brought into question the future earnings prospects of many value-oriented cyclicals. More traditional value signals, such as comparing valuations across earnings, struggled given the backdrop. Additionally, insights that look to job market data also underperformed amid the changing trends in hiring.

Describe recent portfolio activity.

Over the course of the period, the Master Portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. Among these is a new signal that uses the investment adviser’s existing library of insights to create allocation models across individual stocks, building upon earlier machine-learned capabilities developed by the investment adviser. Additionally, a new insight that looks to identify trade crowding from broker concentration was added.

Describe portfolio positioning at period end.

Relative to the Russell 1000® Value Index, the Fund was positioned essentially neutrally from a sector perspective. The Master Portfolio had slight overweight positions in the consumer discretionary and utilities sectors and slight underweight positions in the real estate and materials sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	BlackRock Advantage Large Cap Value Fund

Performance Summary for the Period Ended March 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(20.44)%	(17.13)%	N/A	2.58%	N/A	6.84%	N/A
Service	(20.51)	(17.31)	N/A	2.30	N/A	6.56	N/A
Investor A	(20.52)	(17.33)	(21.67)%	2.30	1.21%	6.56	5.98%
Investor C	(20.83)	(17.94)	(18.74)	1.54	1.54	5.71	5.71
Class K	(20.39)	(17.06)	N/A	2.61	N/A	6.85	N/A
Class R	(20.63)	(17.53)	N/A	2.03	N/A	6.26	N/A
Russell 1000® Value Index(c)	(21.30)	(17.17)	N/A	1.90	N/A	7.67	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests all of its assets in the Master Portfolio, a series of Master Large Cap Series LLC. Under normal circumstances, the Master Portfolio seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.

(c)	An unmanaged index that is a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price-to-book ratios and lower expected growth values.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$795.60	$2.42	$1,000.00	$1,022.30	$2.73	0.54%
Service	1,000.00	794.90	3.55	1,000.00	1,021.05	3.99	0.79
Investor A	1,000.00	794.80	3.54	1,000.00	1,021.05	3.99	0.79
Investor C	1,000.00	791.70	6.90	1,000.00	1,017.30	7.77	1.54
Class K	1,000.00	796.10	2.20	1,000.00	1,022.55	2.48	0.49
Class R	1,000.00	793.70	4.66	1,000.00	1,019.80	5.25	1.04

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense table reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), each Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. With respect to each Fund’s contractual waiver, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2019 and held through March 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

Master Advantage Large Cap Core Portfolio and Master Advantage Large Cap Value Portfolio (the “Master Portfolios”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

March 31, 2020

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

ASSETS
Investments at value — from the applicable Master Portfolio	$2,240,894,273	$442,712,250
Receivables:
Capital shares sold	58,005,777	620,932
From the Administrator	199,319	38,057
Withdrawals from the Master Portfolio	—	2,751,795
Prepaid expenses	76,040	54,249

Total assets	2,299,175,409	446,177,283

LIABILITIES
Payables:
Capital shares redeemed	10,340,191	3,372,727
Contributions to the Master Portfolio	47,665,587	—
Officer’s fees	279	181
Other accrued expenses	182,279	76,616
Other affiliates	353,158	9,094
Service and distribution fees	289,558	101,009
Transfer agent fees	217,074	137,377

Total liabilities	59,048,126	3,697,004

NET ASSETS	$2,240,127,283	$442,480,279

NET ASSETS CONSIST OF
Paid-in capital	$2,289,868,508	$525,708,628
Accumulated loss	(49,741,225)	(83,228,349)

NET ASSETS	$2,240,127,283	$442,480,279

FINANCIAL STATEMENTS	9

Statements of Assets and Liabilities  (unaudited) (continued)

March 31, 2020

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

NET ASSET VALUE

Institutional:
Net assets	$1,133,650,971	$130,741,407

Shares outstanding	80,156,693	6,085,502

Net asset value	$14.14	$21.48

Shares authorized	400 million	400 million

Par Value	$0.10	$0.10

Service:
Net assets	$217,793	$9,963,116

Shares outstanding	15,454	467,131

Net asset value	$14.09	$21.33

Shares authorized	50 million	50 million

Par Value	$0.10	$0.10

Investor A:
Net assets	$996,092,100	$246,993,246

Shares outstanding	73,407,561	11,756,371

Net asset value	$13.57	$21.01

Shares authorized	300 million	400 million

Par Value	$0.10	$0.10

Investor C:
Net assets	$69,302,260	$40,429,036

Shares outstanding	6,047,092	2,082,868

Net asset value	$11.46	$19.41

Shares authorized	400 million	400 million

Par Value	$0.10	$0.10

Class K:
Net assets	$24,486,134	$4,271,838

Shares outstanding	1,730,833	198,822

Net asset value	$14.15	$21.49

Shares authorized	2 billion	2 billion

Par Value	$0.10	$0.10

Class R:
Net assets	$16,378,025	$10,081,636

Shares outstanding	1,302,400	500,509

Net asset value	$12.58	$20.14

Shares authorized	200 million	200 million

Par Value	$0.10	$0.10

See notes to financial statements.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended March 31, 2020

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

INVESTMENT INCOME
Net investment income allocated from the applicable Master Portfolio:
Dividends — unaffiliated	$25,828,314	$8,258,755
Dividends — affiliated	192,225	40,591
Interest — unaffiliated	8,212	2,084
Securities lending income — affiliated — net	65,269	34,469
Foreign taxes withheld	(40,572)	(15,971)
Expenses	(5,929,027)	(1,655,229)
Fees waived	158,926	151,775

Total investment income	20,283,347	6,816,474

FUND EXPENSES
Administration	3,354,481	766,981
Service and distribution — class specific	2,039,823	761,285
Transfer agent — class specific	2,106,414	354,352
Registration	63,139	57,482
Printing	37,432	7,956
Professional	37,119	57,714
Accounting services	3,509	3,510
Officer	645	264
Miscellaneous	8,753	5,890

Total expenses	7,651,315	2,015,434
Less:
Fees waived and/or reimbursed by the Administrator	(3,505,077)	(899,797)
Transfer agent fees waived and/or reimbursed — class specific	(1,438,375)	(202,794)

Total expenses after fees waived and/or reimbursed	2,707,863	912,843

Net investment income	17,575,484	5,903,631

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE APPLICABLE MASTER PORTFOLIO
Net realized gain (loss) from capital distributions received from affiliated investment companies, futures contracts and investments	8,573,578	(9,024,763)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(341,770,628)	(116,843,613)

Total realized and unrealized loss	(333,197,050)	(125,868,376)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(315,621,566)	$(119,964,745)

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

	BlackRock		BlackRock
	Advantage Large Cap Core Fund		Advantage Large Cap Value Fund
	Six Months Ended 03/31/20 (unaudited)	Year Ended 09/30/19	Six Months Ended 03/31/20 (unaudited)	Year Ended 09/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,575,484	$35,433,348	$5,903,631	$11,275,264
Net realized gain (loss)	8,573,578	60,331,772	(9,024,763)	11,541,376
Net change in unrealized depreciation	(341,770,628)	(29,825,800)	(116,843,613)	(12,032,524)

Net increase (decrease) in net assets resulting from operations	(315,621,566)	65,939,320	(119,964,745)	10,784,116

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(55,817,764)	(95,737,142)	(7,730,707)	(16,952,117)
Service	(10,976)	(22,844)	(489,569)	(1,352,638)
Investor A	(49,233,724)	(76,862,637)	(12,856,425)	(35,506,493)
Investor C	(3,748,502)	(10,047,043)	(1,988,449)	(7,376,749)
Class K	(139,589)	(2,746,052)	(216,291)	(557,361)
Class R	(1,066,999)	(3,339,435)	(586,477)	(2,853,812)

Decrease in net assets resulting from distributions to shareholders	(110,017,554)	(188,755,153)	(23,867,918)	(64,599,170)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	11,898,559	445,941,754	(43,730,210)	33,391,597

NET ASSETS
Total increase (decrease) in net assets	(413,740,561)	323,125,921	(187,562,873)	(20,423,457)
Beginning of period	2,653,867,844	2,330,741,923	630,043,152	650,466,609

End of period	$2,240,127,283	$2,653,867,844	$442,480,279	$630,043,152

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund

	Institutional
	Six Months Ended 03/31/20		Year Ended September 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$16.87		$18.18		$21.42		$18.51		$17.36		$17.68

Net investment income(a)	0.12		0.25		0.25		0.21		0.16		0.13
Net realized and unrealized gain (loss)	(2.13)		(0.13)		2.71		4.01		1.55		(0.35)

Net increase (decrease) from investment operations	(2.01)		0.12		2.96		4.22		1.71		(0.22)

Distributions(b)
From net investment income	(0.29)		(0.20)		(0.23)		(0.19)		(0.12)		(0.10)
From net realized gain	(0.43)		(1.23)		(5.97)		(1.12)		(0.44)		—

Total distributions	(0.72)		(1.43)		(6.20)		(1.31)		(0.56)		(0.10)

Net asset value, end of period	$14.14		$16.87		$18.18		$21.42		$18.51		$17.36

Total Return(c)
Based on net asset value	(12.69	)%(d)	1.41%		17.36%		23.78	%(e)	9.97	%(e)	(1.25)%

Ratios to Average Net Assets(f)
Total expenses	0.85	%(g)(h)	0.82	%(g)	0.79	%(i)	0.86	%(i)	0.88	%(i)	0.87	%(i)

Total expenses after fees waived and/or reimbursed	0.48	%(g)(h)	0.47	%(g)	0.48	%(i)	0.75	%(i)	0.87	%(i)	0.87	%(i)

Net investment income	1.46	%(g)(h)	1.54	%(g)	1.44	%(i)	1.07	%(i)	0.88	%(i)	0.72	%(i)

Supplemental Data
Net assets, end of period (000)	$1,133,651		$1,325,232		$1,197,729		$514,830		$450,066		$458,589

Portfolio turnover rate of the Master Portfolio	47%		151%		148%		130%		39%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Service
	Six Months Ended 03/31/20		Year Ended September 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$16.80		$18.11		$21.35		$18.34		$17.22		$17.55

Net investment income(a)	0.10		0.21		0.21		0.14		0.09		0.07
Net realized and unrealized gain (loss)	(2.13)		(0.13)		2.71		3.97		1.53		(0.35)

Net increase (decrease) from investment operations	(2.03)		0.08		2.92		4.11		1.62		(0.28)

Distributions(b)
From net investment income	(0.25)		(0.16)		(0.19)		—		(0.06)		(0.05)
From net realized gain	(0.43)		(1.23)		(5.97)		(1.10)		(0.44)		—

Total distributions	(0.68)		(1.39)		(6.16)		(1.10)		(0.50)		(0.05)

Net asset value, end of period	$14.09		$16.80		$18.11		$21.35		$18.34		$17.22

Total Return(c)
Based on net asset value	(12.82	)%(d)	1.17%		17.11%		23.26	%(e)	9.50	%(e)	(1.61)%

Ratios to Average Net Assets(f)
Total expenses	1.12	%(g)(h)	1.10	%(g)	1.10	%(i)	1.23	%(i)	1.23	%(i)	1.21	%(i)

Total expenses after fees waived and/or reimbursed	0.73	%(g)(h)	0.72	%(g)	0.73	%(i)	1.10	%(i)	1.23	%(i)	1.21	%(i)

Net investment income	1.22	%(g)(h)	1.33	%(g)	1.18	%(i)	0.72	%(i)	0.51	%(i)	0.39	%(i)

Supplemental Data
Net assets, end of period (000)	$218		$267		$177		$289		$246		$1,085

Portfolio turnover rate of the Master Portfolio	47%		151%		148%		130%		39%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor A
	Six Months Ended 03/31/20		Year Ended September 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$16.20		$17.52		$20.84		$18.04		$16.93		$17.24

Net investment income(a)	0.10		0.20		0.20		0.16		0.11		0.08
Net realized and unrealized gain (loss)	(2.05)		(0.12)		2.63		3.89		1.51		(0.33)

Net increase (decrease) from investment operations	(1.95)		0.08		2.83		4.05		1.62		(0.25)

Distributions(b)
From net investment income	(0.25)		(0.17)		(0.18)		(0.13)		(0.07)		(0.06)
From net realized gain	(0.43)		(1.23)		(5.97)		(1.12)		(0.44)		—

Total distributions	(0.68)		(1.40)		(6.15)		(1.25)		(0.51)		(0.06)

Net asset value, end of period	$13.57		$16.20		$17.52		$20.84		$18.04		$16.93

Total Return(c)
Based on net asset value	(12.81	)%(d)	1.18%		17.10%		23.38	%(e)	9.67	%(e)	(1.47)%

Ratios to Average Net Assets(f)
Total expenses	1.10	%(g)(h)	1.10	%(g)	1.14	%(i)	1.22	%(i)	1.24	%(i)	1.23	%(i)

Total expenses after fees waived and/or reimbursed	0.73	%(g)(h)	0.73	%(g)	0.73	%(i)	1.00	%(i)	1.14	%(i)	1.14	%(i)

Net investment income	1.21	%(g)(h)	1.30	%(g)	1.19	%(i)	0.81	%(i)	0.62	%(i)	0.45	%(i)

Supplemental Data
Net assets, end of period (000)	$996,092		$1,202,715		$929,540		$905,826		$747,639		$750,260

Portfolio turnover rate of the Master Portfolio	47%		151%		148%		130%		39%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor C
	Six Months Ended 03/31/20		Year Ended September 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$13.72		$15.03		$18.61		$16.22		$15.33		$15.69

Net investment income (loss)(a)	0.03		0.07		0.06		(0.01)		(0.04)		(0.06)
Net realized and unrealized gain (loss)	(1.72)		(0.12)		2.29		3.50		1.37		(0.30)

Net increase (decrease) from investment operations	(1.69)		(0.05)		2.35		3.49		1.33		(0.36)

Distributions(b)
From net investment income	(0.14)		(0.03)		—		—		—		(0.00	)(c)
From net realized gain	(0.43)		(1.23)		(5.93)		(1.10)		(0.44)		—

Total distributions	(0.57)		(1.26)		(5.93)		(1.10)		(0.44)		—

Net asset value, end of period	$11.46		$13.72		$15.03		$18.61		$16.22		$15.33

Total Return(d)
Based on net asset value	(13.10	)%(e)	0.37%		16.24%		22.42	%(f)	8.78	%(f)	(2.29)%

Ratios to Average Net Assets(g)
Total expenses	1.88	%(h)(i)	1.89	%(h)	1.92	%(j)	1.97	%(j)	1.99	%(j)	1.96	%(j)

Total expenses after fees waived and/or reimbursed	1.48	%(h)(i)	1.48	%(h)	1.48	%(j)	1.87	%(j)	1.98	%(j)	1.96	%(j)

Net investment income (loss)	0.46	%(h)(i)	0.52	%(h)	0.44	%(j)	(0.04	)%(j)	(0.23	)%(j)	(0.37	)%(j)

Supplemental Data
Net assets, end of period (000)	$69,302		$95,571		$159,351		$190,416		$327,447		$356,391

Portfolio turnover rate of the Master Portfolio	47%		151%		148%		130%		39%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(i)	Annualized.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)
	Class K
	Six Months Ended 03/31/20 (unaudited)		Year Ended 09/30/19		Period from 01/25/18(a) to 09/30/18

Net asset value, beginning of period	$16.88		$18.19		$17.48

Net investment income(b)	0.14		0.31		0.18
Net realized and unrealized gain (loss)	(2.14)		(0.18)		0.53

Net increase from investment operations	(2.00)		0.13		0.71

Distributions(c)
From net investment income	(0.30)		(0.21)		—
From net realized gain	(0.43)		(1.23)		—

Total distributions	(0.73)		(1.44)		—

Net asset value, end of period	$14.15		$16.88		$18.19

Total Return(d)
Based on net asset value	(12.64	)%(e)	1.45%		4.06	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.70	%(g)(h)	0.72	%(g)	0.72	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.43	%(g)(h)	0.43	%(g)	0.43	%(h)(i)

Net investment income	1.70	%(g)(h)	1.87	%(g)	1.55	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$24,486		$3,079		$2,458

Portfolio turnover rate of the Master Portfolio	47%		151%		148%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)
	Class R
	Six Months Ended 03/31/20
			Year Ended September 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$15.03		$16.38		$19.85		$17.22		$16.18		$16.47

Net investment income(a)	0.07		0.15		0.15		0.10		0.05		0.03
Net realized and unrealized gain (loss)	(1.89)		(0.13)		2.47		3.72		1.45		(0.32)

Net increase (decrease) from investment operations	(1.82)		0.02		2.62		3.82		1.50		(0.29)

Distributions(b)
From net investment income	(0.20)		(0.14)		(0.12)		(0.07)		(0.02)		—
From net realized gain	(0.43)		(1.23)		(5.97)		(1.12)		(0.44)		—

Total distributions	(0.63)		(1.37)		(6.09)		(1.19)		(0.46)		—

Net asset value, end of period	$12.58		$15.03		$16.38		$19.85		$17.22		$16.18

Total Return(c)
Based on net asset value	(12.88	)%(d)	0.88%		16.83%		23.06	%(e)	9.36	%(e)	(1.76)%

Ratios to Average Net Assets(f)
Total expenses	1.37	%(g)(h)	1.32	%(g)	1.38	%(i)	1.43	%(i)	1.45	%(i)	1.44	%(i)

Total expenses after fees waived and/or reimbursed	0.98	%(g)(h)	0.98	%(g)	0.98	%(i)	1.30	%(i)	1.44	%(i)	1.43	%(i)

Net investment income	0.96	%(g)(h)	1.04	%(g)	0.94	%(i)	0.52	%(i)	0.31	%(i)	0.15	%(i)

Supplemental Data
Net assets, end of period (000)	$16,378		$27,003		$41,488		$36,445		$35,921		$36,412

Portfolio turnover rate of the Master Portfolio	47%		151%		148%		130%		39%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund

	Institutional
	Six Months Ended 03/31/20		Year Ended September 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$28.08		$30.89		$28.32		$23.57		$21.58		$22.25

Net investment income(a)	0.30		0.57		0.55		0.36		0.26		0.23
Net realized and unrealized gain (loss)	(5.77)		(0.26)		2.57		4.74		1.96		(0.65)

Net increase (decrease) from investment operations	(5.47)		0.31		3.12		5.10		2.22		(0.42)

Distributions(b)
From net investment income	(0.58)		(0.59)		(0.43)		(0.35)		(0.23)		(0.25)
From net realized gain	(0.55)		(2.53)		(0.12)		—		—		—

Total distributions	(1.13)		(3.12)		(0.55)		(0.35)		(0.23)		(0.25)

Net asset value, end of period	$21.48		$28.08		$30.89		$28.32		$23.57		$21.58

Total Return(c)
Based on net asset value(d)	(20.44	)%(e)	1.80%		11.16%		21.79%		10.35%		(1.94)%

Ratios to Average Net Assets(f)
Total expenses	0.89	%(g)(h)	0.87	%(i)	0.92	%(j)	0.94	%(j)	0.92	%(j)	0.91	%(j)

Total expenses after fees waived and/or reimbursed	0.54	%(g)(h)	0.54	%(i)	0.54	%(j)	0.77	%(j)	0.87	%(j)	0.86	%(j)

Net investment income	2.17	%(g)(h)	2.09	%(i)	1.87	%(j)	1.37	%(j)	1.18	%(j)	1.01	%(j)

Supplemental Data
Net assets, end of period (000)	$130,741		$192,744		$169,089		$166,970		$143,113		$162,376

Portfolio turnover rate of the Master Portfolio	54%		161%		143%		137%		40%		30%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)

Includes payment received from a settlement of litigation, through its investment in the Master Portfolio, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Total return	—	—	—	21.66%	10.25%	—

(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Service
	Six Months Ended 03/31/20		Year Ended September 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$27.85		$30.65		$28.11		$23.38		$21.40		$22.07

Net investment income(a)	0.26		0.50		0.47		0.28		0.19		0.16
Net realized and unrealized gain (loss)	(5.72)		(0.26)		2.54		4.72		1.95		(0.65)

Net increase (decrease) from investment operations	(5.46)		0.24		3.01		5.00		2.14		(0.49)

Distributions(b)
From net investment income	(0.51)		(0.51)		(0.35)		(0.27)		(0.16)		(0.18)
From net realized gain	(0.55)		(2.53)		(0.12)		—		—		—

Total distributions	(1.06)		(3.04)		(0.47)		(0.27)		(0.16)		(0.18)

Net asset value, end of period	$21.33		$27.85		$30.65		$28.11		$23.38		$21.40

Total Return(c)
Based on net asset value(d)	(20.51	)%(e)	1.56%		10.84%		21.48%		10.03%		(2.27)%

Ratios to Average Net Assets(f)
Total expenses	1.16	%(g)(h)	1.15	%(i)	1.21	%(j)	1.24	%(j)	1.23	%(j)	1.20	%(j)

Total expenses after fees waived and/or reimbursed	0.79	%(g)(h)	0.79	%(i)	0.79	%(j)	1.06	%(j)	1.18	%(j)	1.15	%(j)

Net investment income	1.92	%(g)(h)	1.84	%(i)	1.62	%(j)	1.08	%(j)	0.87	%(j)	0.72	%(j)

Supplemental Data
Net assets, end of period (000)	$9,963		$13,055		$13,704		$13,313		$13,313		$11,931

Portfolio turnover rate of the Master Portfolio	54%		161%		143%		137%		40%		30%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)

Includes payment received from a settlement of litigation, through its investment in the Master Portfolio, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is as follows:

	Six Months Ended 03/31/20	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Total return	—	—	—	21.35%	9.93%	—

(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor A
	Six Months Ended 03/31/20		Year Ended September 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$27.45		$30.26		$27.76		$23.09		$21.14		$21.79

Net investment income(a)	0.26		0.49		0.47		0.28		0.19		0.16
Net realized and unrealized gain (loss)	(5.64)		(0.25)		2.51		4.65		1.92		(0.64)

Net increase (decrease) from investment operations	(5.38)		0.24		2.98		4.93		2.11		(0.48)

Distributions(b)
From net investment income	(0.51)		(0.52)		(0.36)		(0.26)		(0.16)		(0.17)
From net realized gain	(0.55)		(2.53)		(0.12)		—		—		—

Total distributions	(1.06)		(3.05)		(0.48)		(0.26)		(0.16)		(0.17)

Net asset value, end of period	$21.01		$27.45		$30.26		$27.76		$23.09		$21.14

Total Return(c)
Based on net asset value(d)	(20.52	)%(e)	1.56%		10.86%		21.49%		10.01%		(2.23)%

Ratios to Average Net Assets(f)
Total expenses	1.15	%(g)(h)	1.14	%(i)	1.20	%(j)	1.22	%(j)	1.22	%(j)	1.22	%(j)

Total expenses after fees waived and/or reimbursed	0.79	%(g)(h)	0.79	%(i)	0.79	%(j)	1.04	%(j)	1.17	%(j)	1.17	%(j)

Net investment income	1.92	%(g)(h)	1.84	%(i)	1.61	%(j)	1.10	%(j)	0.88	%(j)	0.69	%(j)

Supplemental Data
Net assets, end of period (000)	$246,993		$336,565		$337,798		$346,128		$286,786		$297,653

Portfolio turnover rate of the Master Portfolio	54%		161%		143%		137%		40%		30%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)

Includes payment received from a settlement of litigation, through its investment in the Master Portfolio, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is as follows:

	Six Months Ended 03/31/20	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Total return	—	—	—	21.36%	9.91%	—

(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor C
	Six Months Ended 03/31/20		Year Ended September 30,
	(unaudited)		20.19		2018		2017		2016		2015

Net asset value, beginning of period	$25.32		$28.06		$25.71		$21.36		$19.57		$20.19

Net investment income (loss)(a)	0.15		0.27		0.23		0.07		0.02		(0.01)
Net realized and unrealized gain (loss)	(5.22)		(0.24)		2.33		4.32		1.78		(0.60)

Net increase (decrease) from investment operations	(5.07)		0.03		2.56		4.39		1.80		(0.61)

Distributions(b)
From net investment income	(0.29)		(0.24)		(0.09)		(0.04)		(0.01)		(0.01)
From net realized gain	(0.55)		(2.53)		(0.12)		—		—		—

Total distributions	(0.84)		(2.77)		(0.21)		(0.04)		(0.01)		(0.01)

Net asset value, end of period	$19.41		$25.32		$28.06		$25.71		$21.36		$19.57

Total Return(c)
Based on net asset value(d)	(20.83	)%(e)	0.79%		10.03%		20.59%		9.18%		(3.00)%

Ratios to Average Net Assets(f)
Total expenses	1.92	%(g)(h)	1.94	%(i)	1.97	%(j)	1.98	%(j)	1.98	%(j)	1.98	%(j)

Total expenses after fees waived and/or reimbursed	1.54	%(g)(h)	1.54	%(i)	1.54	%(j)	1.84	%(j)	1.93	%(j)	1.93	%(j)

Net investment income (loss)	1.18	%(g)(h)	1.08	%(i)	0.87	%(j)	0.29	%(j)	0.12	%(j)	(0.07	)%(j)

Supplemental Data
Net assets, end of period (000)	$40,429		$63,659		$94,919		$104,248		$156,999		$171,844

Portfolio turnover rate of the Master Portfolio	54%		161%		143%		137%		40%		30%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)

Includes payment received from a settlement of litigation, through its investment in the Master Portfolio, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is as follows:

	Six Months Ended 03/31/20	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Total return	—	—	—	20.44%	9.08%	—

(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)
	Class K
	Six Months Ended 03/31/20 (unaudited)		Year Ended 09/30/19		Period from 01/25/18(a) to 09/30/18

Net asset value, beginning of period	$28.09		$30.90		$30.90

Net investment income(b)	0.31		0.58		0.39
Net realized and unrealized loss	(5.76)		(0.26)		(0.39)

Net increase (decrease) from investment operations	(5.45)		0.32		—

Distributions(c)
From net investment income	(0.60)		(0.60)		—
From net realized gain	(0.55)		(2.53)		—

Total distributions	(1.15)		(3.13)		—

Net asset value, end of period	$21.49		$28.09		$30.90

Total Return(d)
Based on net asset value	(20.39	)%(e)	1.85%		0.00	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.79	%(g)(h)	0.79	%(i)	0.83	%(g)(j)

Total expenses after fees waived and/or reimbursed	0.49	%(g)(h)	0.49	%(i)	0.49	%(g)(j)

Net investment income	2.22	%(g)(h)	2.14	%(i)	1.88	%(g)(j)

Supplemental Data
Net assets, end of period (000)	$4,272		$5,699		$5,459

Portfolio turnover rate of the Master Portfolio	54%		161%		143%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Class R
	Six Months Ended 03/31/20		Year Ended September 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$26.29		$29.10		$26.70		$22.21		$20.33		$20.96

Net investment income(a)	0.22		0.41		0.38		0.20		0.13		0.09
Net realized and unrealized gain (loss)	(5.41)		(0.26)		2.42		4.48		1.84		(0.61)

Net increase (decrease) from investment operations	(5.19)		0.15		2.80		4.68		1.97		(0.52)

Distributions(b)
From net investment income	(0.41)		(0.43)		(0.28)		(0.19)		(0.09)		(0.11)
From net realized gain	(0.55)		(2.53)		(0.12)		—		—		—

Total distributions	(0.96)		(2.96)		(0.40)		(0.19)		(0.09)		(0.11)

Net asset value, end of period	$20.14		$26.29		$29.10		$26.70		$22.21		$20.33

Total Return(c)
Based on net asset value(d)	(20.63	)%(e)	1.29%		10.60%		21.15%		9.74%		(2.52)%

Ratios to Average Net Assets(f)
Total expenses	1.43	%(g)(h)	1.44	%(i)	1.47	%(j)	1.50	%(j)	1.49	%(j)	1.48	%(j)

Total expenses after fees waived and/or reimbursed	1.04	%(g)(h)	1.04	%(i)	1.04	%(j)	1.33	%(j)	1.44	%(j)	1.43	%(j)

Net investment income	1.67	%(g)(h)	1.59	%(i)	1.37	%(j)	0.80	%(j)	0.61	%(j)	0.43	%(j)

Supplemental Data
Net assets, end of period (000)	$10,082		$18,321		$29,497		$33,484		$34,213		$34,551

Portfolio turnover rate of the Master Portfolio	54%		161%		143%		137%		40%		30%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)

Includes payment received from a settlement of litigation, through its investment in the Master Portfolio, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is as follows:

	Six Months Ended 03/31/20	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Total return	—	—	—	21.01%	9.64%	—

(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)	BlackRock Large Cap Series Funds, Inc.

1.	ORGANIZATION

BlackRock Large Cap Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. The following, each of which is a series of the Corporation, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Large Cap Core Fund	Advantage Large Cap Core	Diversified
BlackRock Advantage Large Cap Value Fund	Advantage Large Cap Value	Diversified

The Funds seek to achieve their investment objectives by investing all of their assets in the corresponding series of Master Large Cap Series LLC (the “Master LLC”): Master Advantage Large Cap Core Portfolio and Master Advantage Large Cap Value Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). The Master LLC is an affiliate of the Corporation. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects each Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. At March 31, 2020, the percentage of each Master Portfolio owned by the corresponding Fund was 77.2% for Advantage Large Cap Core and 99.9% for Advantage Large Cap Value. The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The Funds offer multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan). The Board of Directors of the Corporation and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

On November 13, 2019, the Board of Directors of the Corporation (the “Board”) approved a change in the fiscal year-end of Advantage Large Cap Value, effective as of May 31, 2020, from September 30 to May 31.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board of Directors of the Corporation and the Board of Trustees of State Farm Mutual Fund Trust and shareholders of State Farm Equity Fund (the “Target Fund”), a series of State Farm Mutual Fund Trust, approved the reorganization of the Target Fund into Advantage Large Cap Core. As a result, Advantage Large Cap Core acquired all of the assets and assumed certain of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of Advantage Large Cap Core.

Each shareholder of the Target Fund received shares of Advantage Large Cap Core in an amount equal to the aggregate net asset value (“NAV”) of the shareholder’s Target Fund shares, as determined at the close of business on November 16, 2018, less the costs of the Target Fund’s reorganization.

On November 19, 2018, all of the portfolio securities previously held by the Target Fund were subsequently contributed by Advantage Large Cap Core to Master Advantage Large Cap Core Portfolio in exchange for an investment in Master Advantage Large Cap Core Portfolio.

The reorganization was accomplished by a tax-free exchange of shares of Advantage Large Cap Core in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Advantage Large Cap Core’s Share Class	Shares of Advantage Large Cap Core
Class A	15,797,869	0.54503407	Investor A	8,610,377
Class B	213,291	0.53820025	Investor A	114,793
Institutional	8,542,308	0.53365366	Institutional	4,558,634
Class R-1	264,616	0.54585305	Investor A	144,441
Class R-2	1,640,010	0.54316115	Investor A	890,790
Class R-3	281,989	0.52885522	Institutional	149,131
Legacy Class B	315,209	0.58216360	Investor A	183,503
Premier	18,245,882	0.58227100	Investor A	10,624,048

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (unaudited) (continued)	BlackRock Large Cap Series Funds, Inc.

The Target Fund’s net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization, were as follows:

Target Fund
Net assets	$379,287,090
Paid-in capital	355,689,127
Accumulated earnings	23,597,963

For financial reporting purposes, assets received and shares issued by Advantage Large Cap Core were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of Advantage Large Cap Core’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of Advantage Large Cap Core before the reorganization were $2,181,915,252. The aggregate net assets of Advantage Large Cap Core immediately after the reorganization amounted to $2,561,202,342. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm Equity Fund	$369,010,639	$345,412,676

The purpose of the transaction was to combine the assets of the Target Fund with the assets of Advantage Large Cap Core. The reorganization was a tax-free event and was effective on November 19, 2018.

Assuming the reorganization had been completed on October 1, 2018, the beginning of the fiscal reporting period of Advantage Large Cap Core, the pro forma results of operations for the year ended September 30, 2019, are as follows:

•	Net investment income: $36,159,593

•	Net realized and change in unrealized loss on investments: $(11,434,372)

•	Net increase in net assets resulting from operations: $24,725,221

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in Advantage Large Cap Core’s Statement of Operations since November 19, 2018.

Reorganization costs incurred by Advantage Large Cap Core in connection with the reorganization were expensed by Advantage Large Cap Core.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with account principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted for on a trade date basis. Each Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, each Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Corporation, on behalf of the Funds, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily net assets of the Fund. The Funds do not pay an investment advisory fee or investment management fee.

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	BlackRock Large Cap Series Funds, Inc.

Service and Distribution Fees: The Corporation, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service	Investor A	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	—	—	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Service	Investor A	Investor C	Class R	Total
Advantage Large Cap Core	$ 354	$1,522,674	$454,253	62,542	$2,039,823
Advantage Large Cap Value	16,052	413,711	292,641	38,881	761,285

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2020, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Total
Advantage Large Cap Core	$529,984	$ —	$529,984
Advantage Large Cap Value	827	344	1,171

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2020, each Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Advantage Large Cap Core	$14,112	$ 4	$78,296	$1,590	$15	$95	$94,112
Advantage Large Cap Value	360	1,146	7,898	294	17	53	9,768

For the six months ended March 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Advantage Large Cap Core	$1,046,313	$ 249	$948,361	$90,002	$261	$21,228	$2,106,414
Advantage Large Cap Value	98,423	8,356	196,518	39,423	283	11,349	354,352

Other Fees: For the six months ended March 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Advantage Large Cap Core	$25,215
Advantage Large Cap Value	4,519

For the six months ended March 31, 2020, affiliates received CDSCs as follows:

	Investor A	Investor C
Advantage Large Cap Core	$6,162	$725
Advantage Large Cap Value	2,569	127

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (unaudited) (continued)	BlackRock Large Cap Series Funds, Inc.

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitations”). The expense limitations as a percentage of average daily net assets are as follows:

	Advantage Large Cap Core	Advantage Large Cap Value
Institutional	0.48%	0.54%
Service	0.73	0.79
Investor A	0.73	0.79
Investor C	1.48	1.54
Class K	0.43	0.49
Class R	0.98	1.04

The Administrator has agreed not to reduce or discontinue these contractual expense limitations through January 31, 2021, unless approved by the Board, including a majority of the independent directors who are not “interested persons” of the Corporation, as defined in the 1940Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2020, the Administrator waived and/or reimbursed $3,505,077 and $899,797 for Advantage Large Cap Core and Advantage Large Cap Value, respectively, which is included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific, in the Statements of Operations. For the six months ended March 31, 2020, class specific expense reimbursements are as follows:

	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Advantage Large Cap Core	$711,211	$ 182	$646,575	$64,743	$261	$15,403	$1,438,375
Advantage Large Cap Value	50,755	5,170	114,560	24,528	283	7,498	202,794

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the funds’ investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2020, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

5.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	BlackRock Large Cap Series Funds, Inc.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/20		Year Ended 09/30/19
Advantage Large Cap Core	Shares	Amount	Shares	Amount

Institutional
Shares issued in reorganization(a)	—	$—	4,707,765	$72,895,979
Shares sold	10,045,252	158,383,832	17,153,919	269,778,000
Shares issued in reinvestment of distributions	3,004,561	51,468,128	5,663,208	87,439,929
Shares redeemed	(11,433,603)	(194,175,325)	(14,849,132)	(240,619,480)

Net increase	1,616,210	$15,676,635	12,675,760	$189,494,428

Service
Shares sold	350	$6,000	11,174	$175,078
Shares issued in reinvestment of distributions	643	10,976	1,483	22,844
Shares redeemed	(1,456)	(20,440)	(6,492)	(91,908)

Net increase (decrease)	(463)	$(3,464)	6,165	$106,014

Investor A
Shares issued in reorganization(a)	—	$—	20,567,952	$306,391,111
Shares sold and automatic conversion of shares	2,829,554	44,720,325	7,262,835	114,101,726
Shares issued in reinvestment of distributions	2,829,577	46,546,545	4,811,117	71,445,025
Shares redeemed	(6,506,805)	(103,504,841)	(11,433,499)	(176,085,698)

Net increase (decrease)	(847,674)	$(12,237,971)	21,208,405	$315,852,164

Investor C
Shares sold	342,656	$4,570,919	1,399,926	$17,687,788
Shares issued in reinvestment of distributions	251,333	3,501,073	743,494	9,420,068
Shares redeemed	(1,510,929)	(20,669,005)	(5,780,478)	(78,810,285)

Net decrease	(916,940)	$(12,597,013)	(3,637,058)	$(51,702,429)

Class K
Shares sold	1,621,275	$29,506,878	1,857,103	$30,856,434
Shares issued in reinvestment of distributions	7,666	131,322	11,358	175,366
Shares redeemed	(80,535)	(1,327,364)	(1,821,177)	(27,724,643)

Net increase	1,548,406	$28,310,836	47,284	$3,307,157

Class R
Shares sold	97,946	$1,404,287	1,023,115	$15,253,733
Shares issued in reinvestment of distributions	69,953	1,066,777	241,777	3,338,946
Shares redeemed	(662,247)	(9,721,528)	(2,001,386)	(29,708,259)

Net decrease	(494,348)	$(7,250,464)	(736,494)	$(11,115,580)

Total Net Increase	905,191	$11,898,559	29,564,062	$445,941,754

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (unaudited) (continued)	BlackRock Large Cap Series Funds, Inc.

	Six Months Ended 03/31/20		Year Ended 09/30/19
Advantage Large Cap Value	Shares	Amount	Shares	Amount

Institutional
Shares sold	560,127	$15,195,732	2,069,862	$55,023,883
Shares issued in reinvestment of distributions	234,646	6,624,080	542,323	14,116,583
Shares redeemed	(1,574,090)	(38,877,447)	(1,221,734)	(33,108,284)

Net increase (decrease)	(779,317)	$(17,057,635)	1,390,451	$36,032,182

Service
Shares sold	7,984	$182,794	6,926	$180,272
Shares issued in reinvestment of distributions	17,186	482,080	51,384	1,329,298
Shares redeemed	(26,845)	(730,975)	(36,575)	(971,826)

Net increase (decrease)	(1,675)	$(66,101)	21,735	$537,744

Investor A
Shares sold and automatic conversion of shares	680,411	$17,423,007	2,050,103	$55,010,966
Shares issued in reinvestment of distributions	424,944	11,741,222	1,272,414	32,446,320
Shares redeemed	(1,611,380)	(40,363,004)	(2,222,761)	(58,995,155)

Net increase (decrease)	(506,025)	$(11,198,775)	1,099,756	$28,462,131

Investor C
Shares sold	151,680	$3,702,046	663,647	$15,491,475
Shares issued in reinvestment of distributions	73,442	1,879,380	302,645	7,162,846
Shares redeemed	(656,877)	(15,898,874)	(1,834,830)	(46,777,377)

Net decrease	(431,755)	$(10,317,448)	(868,538)	$(24,123,056)

Class K
Shares sold	22,757	$631,745	37,651	$1,025,134
Shares issued in reinvestment of distributions	7,399	208,875	20,633	537,068
Shares redeemed	(34,237)	(958,983)	(32,085)	(855,766)

Net Increase (decrease)	(4,081)	$(118,363)	26,199	$706,436

Class R
Shares sold	31,489	$801,181	119,839	$3,059,723
Shares issued in reinvestment of distributions	22,107	586,061	116,572	2,852,522
Shares redeemed	(250,047)	(6,359,130)	(553,182)	(14,136,085)

Net decrease	(196,451)	$(4,971,888)	(316,771)	$(8,223,840)

Total Net Increase (Decrease)	(1,919,304)	$(43,730,210)	1,352,832	$33,391,597

(a)	See Note 1 regarding the reorganization.

7.	SUBSEQUENTEVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information as of March 31, 2020	Master Large Cap Series LLC

Master Advantage Large Cap Core Portfolio

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Microsoft Corp.	6%
Apple Inc.	5
Amazon.com, Inc.	5
Johnson & Johnson	2
Facebook, Inc., Class A	2
Mastercard, Inc., Class A	2
Alphabet, Inc., Class A	2
Berkshire Hathaway, Inc., Class B	2
Alphabet, Inc., Class C	1
Procter & Gamble Co.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	24%
Health Care	14
Financials	11
Consumer Discretionary	10
Communication Services	10
Industrials	8
Consumer Staples	7
Utilities	4
Real Estate	3
Energy	2
Materials	2
Short-Term Securities	5
Other Assets Less Liabilities	—

Master Advantage Large Cap Value Portfolio

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	4%
Johnson & Johnson	4
Procter & Gamble Co.	3
JPMorgan Chase & Co.	3
Intel Corp.	2
Exxon Mobil Corp.	2
Verizon Communications, Inc.	2
Gilead Sciences, Inc.	2
AT&T Inc.	2
Pfizer, Inc.	2

(a)	Excludes Short-Term Investments.

SECTOR ALLOCATION

Sector	Percent of Net Assets
Financials	21%
Health Care	15
Consumer Staples	10
Industrials	9
Utilities	8
Communication Services	8
Information Technology	7
Energy	6
Consumer Discretionary	6
Real Estate	4
Materials	3
Short-Term Securities	3
Other Assets Less Liabilities	—	(a)

(a)	Amount is greater than (0.05)%.

For Portfolio compliance purposes, the Portfolios’ sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

PORTFOLIO INFORMATION	31

Schedule of Investments (unaudited) March 31, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.1%

Aerospace & Defense — 1.9%
Boeing Co.	28,366	$4,230,505
HEICO Corp.(a)	39,522	2,948,736
Hexcel Corp.	12,441	462,681
Lockheed Martin Corp.	68,180	23,109,611
Northrop Grumman Corp.	11,215	3,393,098
Raytheon Co.	63,635	8,345,730
Teledyne Technologies, Inc.(b)	39,063	11,612,258
United Technologies Corp.	8,279	780,958

		54,883,577

Air Freight & Logistics — 0.2%
FedEx Corp.	11,768	1,426,988
United Parcel Service, Inc., Class B	49,243	4,600,281

		6,027,269

Airlines — 0.2%
Alaska Air Group, Inc.	47,860	1,362,574
Delta Air Lines, Inc.	127,110	3,626,448

		4,989,022

Auto Components — 0.1%
Dana, Inc.	93,259	728,353
Goodyear Tire & Rubber Co.	217,784	1,267,503

		1,995,856

Automobiles — 0.4%
General Motors Co.	217,901	4,527,983
Harley-Davidson, Inc.	13,059	247,207
Tesla, Inc.(b)	13,851	7,257,924

		12,033,114

Banks — 3.3%
Bank of America Corp.	852,290	18,094,117
Citigroup, Inc.	127,415	5,366,720
Citizens Financial Group, Inc.	248,590	4,675,978
Comerica, Inc.	8,843	259,454
Cullen/Frost Bankers, Inc.	122,228	6,819,100
East West Bancorp, Inc.	114,170	2,938,736
First Hawaiian, Inc.	30,117	497,834
First Horizon National Corp.	72,754	586,397
JPMorgan Chase & Co.	374,683	33,732,710
PNC Financial Services Group, Inc.	52,352	5,011,133
Truist Financial Corp.	58,981	1,818,974
US Bancorp	72,757	2,506,479
Wells Fargo & Co.	439,599	12,616,491
Zions Bancorp NA	29,965	801,863

		95,725,986

Beverages — 2.0%
Coca-Cola Co.	503,633	22,285,760
Coca-Cola European Partners PLC	19,439	729,546
Molson Coors Beverage Co., Class B	180,155	7,027,847
PepsiCo, Inc.	242,732	29,152,113

		59,195,266

Biotechnology — 4.2%
AbbVie, Inc.	423,121	32,237,589
Alexion Pharmaceuticals, Inc.(b)	5,765	517,639
Amgen, Inc.	69,524	14,094,601
Biogen, Inc.(b)	28,022	8,865,600
Gilead Sciences, Inc.	464,531	34,728,338
Incyte Corp.(a)(b)	47,527	3,480,402
Moderna, Inc.(b)	26,133	782,683
Regeneron Pharmaceuticals, Inc.(b)	15,723	7,677,384
United Therapeutics Corp.(b)	21,148	2,005,359
Vertex Pharmaceuticals, Inc.(b)	73,916	17,588,312

		121,977,907

Building Products — 0.7%
Allegion PLC(a)	221,709	20,401,662

Security	Shares	Value

Building Products (continued)
Resideo Technologies, Inc.(b)	87,679	$424,366

		20,826,028

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	45,129	2,668,929
Bank of New York Mellon Corp.	100,310	3,378,441
Charles Schwab Corp.	219,733	7,387,424
CME Group, Inc.	41,905	7,245,794
Evercore, Inc., Class A	11,745	540,975
FactSet Research Systems, Inc.	38,051	9,919,135
Goldman Sachs Group, Inc.	21,736	3,360,168
Intercontinental Exchange, Inc.	118,092	9,535,929
Invesco Ltd.	317	2,878
Moody’s Corp.	24,647	5,212,841
Morgan Stanley	467,942	15,910,028
Nasdaq, Inc.	53	5,032
Northern Trust Corp.	3,389	255,734
S&P Global, Inc.	66,779	16,364,194
T Rowe Price Group, Inc.	8,116	792,527
TD Ameritrade Holding Corp.	31,374	1,087,423

		83,667,452

Chemicals — 1.2%
Air Products & Chemicals, Inc.	46,217	9,225,375
Dow, Inc.	12,813	374,652
DuPont de Nemours, Inc.	8,018	273,414
Ecolab, Inc.	67,391	10,501,540
LyondellBasell Industries NV, Class A	35,617	1,767,672
Mosaic Co.(a)	190,634	2,062,660
PPG Industries, Inc.	39,648	3,314,573
Sherwin-Williams Co.	18,616	8,554,424

		36,074,310

Commercial Services & Supplies — 0.4%
ADT, Inc.	148,638	642,116
Cintas Corp.	53,052	9,189,667
Copart, Inc.(a)(b)	28,772	1,971,457

		11,803,240

Communications Equipment — 0.6%
Ciena Corp.(b)	94,827	3,775,063
Cisco Systems, Inc.	330,228	12,981,263
InterDigital, Inc.	9	402

		16,756,728

Construction & Engineering — 0.2%
EMCOR Group, Inc.	28,032	1,718,922
Fluor Corp.	131,691	909,985
MasTec, Inc.(b)	89,177	2,918,763
Quanta Services, Inc.	20,280	643,484

		6,191,154

Consumer Finance — 0.8%
Ally Financial, Inc.	377,309	5,444,569
American Express Co.	115,183	9,860,817
Capital One Financial Corp.	137,343	6,924,834

		22,230,220

Containers & Packaging — 0.2%
Westrock Co.	253,621	7,167,330

Diversified Consumer Services — 0.3%
frontdoor, Inc.(b)	49,466	1,720,427
Grand Canyon Education, Inc.(a)(b)	13,102	999,486
H&R Block, Inc.	327,403	4,609,834

		7,329,747

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(b)	272,584	49,836,533

Diversified Telecommunication Services — 1.2%
AT&T Inc.	597,268	17,410,362

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
CenturyLink, Inc.	252,893	$2,392,368
Verizon Communications, Inc.	297,570	15,988,436

		35,791,166

Electric Utilities — 1.7%
Alliant Energy Corp.	44,250	2,136,833
Eversource Energy	240,901	18,840,867
IDACORP, Inc.	72,047	6,325,006
NextEra Energy, Inc.	11,937	2,872,281
Pinnacle West Capital Corp.	60,906	4,616,066
Xcel Energy, Inc.	257,339	15,517,542

		50,308,595

Electrical Equipment — 0.8%
AMETEK, Inc.	193,910	13,965,398
Generac Holdings, Inc.(b)	19,698	1,835,263
Hubbell, Inc.	71,464	8,199,779

		24,000,440

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	32,458	814,696
CDW Corp.	57,031	5,319,281
National Instruments Corp.	371,394	12,285,714

		18,419,691

Energy Equipment & Services — 0.1%
Baker Hughes Co.	20,051	210,536
Helmerich & Payne, Inc.	16,152	252,779
Patterson-UTI Energy, Inc.	177,260	416,561
Schlumberger Ltd.	36,682	494,840
TechnipFMC PLC	39,241	264,484
Transocean Ltd.(a)(b)	794,421	921,528

		2,560,728

Entertainment — 1.0%
Activision Blizzard, Inc.	24,973	1,485,394
Cinemark Holdings, Inc.	115,749	1,179,482
Electronic Arts, Inc.(b)	39,318	3,938,484
Live Nation Entertainment, Inc.(b)	60,946	2,770,605
Netflix, Inc.(b)	23,368	8,774,684
Spotify Technology SA(b)	24,405	2,963,743
Walt Disney Co.	55,027	5,315,608
Zynga, Inc., Class A(a)(b)	422,050	2,891,043

		29,319,043

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	19,008	2,605,236
American Tower Corp.	10,107	2,200,799
AvalonBay Communities, Inc.	20,399	3,002,121
Boston Properties, Inc.	142,097	13,105,606
Camden Property Trust	4,654	368,783
Digital Realty Trust, Inc.	17,362	2,411,755
Equinix, Inc.	401	250,453
Equity Residential	79,735	4,920,447
Essex Property Trust, Inc.	1,583	348,640
Host Hotels & Resorts, Inc.	299,273	3,303,974
Invitation Homes, Inc.	94,056	2,009,977
Lamar Advertising Co., Class A	116,066	5,951,864
Macerich Co.	20,448	115,122
National Retail Properties, Inc.	20,923	673,511
Outfront Media, Inc.	289,764	3,906,019
Park Hotels & Resorts, Inc.	545,934	4,318,338
Prologis, Inc.	161,319	12,965,208
Public Storage	1,223	242,900
Realty Income Corp.	7,589	378,388
RLJ Lodging Trust	398,907	3,079,562
Simon Property Group, Inc.	132,982	7,295,393
UDR, Inc.	21,386	781,444
Ventas, Inc.	24,870	666,516
Welltower, Inc.	26,412	1,209,141

		76,111,197

Security	Shares	Value

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	88,898	$25,347,487
Kroger Co.	36,514	1,099,802
Performance Food Group Co.(b)	86,260	2,132,347
Walmart, Inc.	45,083	5,122,330

		33,701,966

Food Products — 1.5%
General Mills, Inc.	417,973	22,056,435
Hershey Co.	160,927	21,322,828
Lamb Weston Holdings, Inc.	19,270	1,100,317

		44,479,580

Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	111,076	7,726,447

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	148,349	11,706,220
DexCom, Inc.(b)	4,216	1,135,242
Edwards Lifesciences Corp.(b)	76,602	14,448,669
Hologic, Inc.(b)	150,700	5,289,570
IDEXX Laboratories, Inc.(a)(b)	23,911	5,792,201
Stryker Corp.	169,525	28,224,217

		66,596,119

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	39,971	3,537,434
AMN Healthcare Services, Inc.(a)(b)	18,699	1,080,989
Anthem, Inc.	68,677	15,592,426
Cigna Corp.	48,285	8,555,136
CVS Health Corp.	285,037	16,911,245
HCA Healthcare, Inc.	12,333	1,108,120
McKesson Corp.	18,266	2,470,659
UnitedHealth Group, Inc.	145,384	36,255,862

		85,511,871

Health Care Technology — 0.4%
Teladoc Health, Inc.(b)	16,497	2,557,200
Veeva Systems, Inc., Class A(b)	51,986	8,129,051

		10,686,251

Hotels, Restaurants & Leisure — 1.7%
Boyd Gaming Corp.(a)	110,761	1,597,174
Chipotle Mexican Grill, Inc.(a)(b)	8,752	5,727,309
Choice Hotels International, Inc.(a)	96,333	5,900,396
Darden Restaurants, Inc.	70,386	3,833,222
Domino’s Pizza, Inc.	2,434	788,786
Dunkin’ Brands Group, Inc.	4,374	232,259
Extended Stay America, Inc.(a)	505,698	3,696,652
International Game Technology PLC	63,246	376,314
McDonald’s Corp.	97,353	16,097,319
Penn National Gaming, Inc.(b)	47,537	601,343
Starbucks Corp.	85,885	5,646,080
Texas Roadhouse, Inc.	57,971	2,394,202
Vail Resorts, Inc.	8,240	1,217,130

		48,108,186

Household Durables — 0.2%
DR Horton, Inc.	155,954	5,302,436
Garmin Ltd.	8,283	620,894

		5,923,330

Household Products — 2.0%
Church & Dwight Co., Inc.	161,391	10,358,074
Clorox Co.	56,503	9,789,145
Procter & Gamble Co.	331,933	36,512,630

		56,659,849

Industrial Conglomerates — 0.9%
3M Co.	3,408	465,226
Honeywell International, Inc.	130,364	17,441,400

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies, Inc.	27,024	$8,426,353

		26,332,979

Insurance — 1.9%
Aon PLC	6,263	1,033,646
Arthur J. Gallagher & Co.	112,529	9,172,239
Brown & Brown, Inc.	25,518	924,262
Cincinnati Financial Corp.	68,490	5,167,571
First American Financial Corp.	93,537	3,966,904
Globe Life, Inc.	100,618	7,241,477
Lincoln National Corp.	92,199	2,426,678
Marsh & McLennan Cos., Inc.	53,964	4,665,727
MetLife, Inc.	66,082	2,020,127
Prudential Financial, Inc.	236,721	12,342,633
Travelers Cos., Inc.	12,510	1,242,869
Unum Group	116,384	1,746,924
Willis Towers Watson PLC	13,993	2,376,711
WR Berkley Corp.	31,444	1,640,433

		55,968,201

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(b)	43,275	50,283,386
Alphabet, Inc., Class C(b)	35,300	41,047,193
Facebook, Inc., Class A(b)	323,169	53,904,589
TripAdvisor, Inc.	95,162	1,654,867
Twitter, Inc.(b)	69,538	1,707,853
Yelp, Inc.(b)	77,127	1,390,600

		149,988,488

Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.(b)	64,739	126,222,923
Booking Holdings, Inc.(b)	565	760,106

		126,983,029

IT Services — 4.8%
Accenture PLC, Class A	14,497	2,366,780
Amdocs Ltd.	72,281	3,973,287
Automatic Data Processing, Inc.	207,223	28,323,240
Broadridge Financial Solutions, Inc.	31,342	2,972,162
Fidelity National Information Services, Inc.	7,106	864,374
Fiserv, Inc.(b)	29,004	2,755,090
Gartner, Inc.(b)	9,925	988,232
Jack Henry & Associates, Inc.	24,899	3,865,321
Mastercard, Inc., Class A	218,306	52,733,997
Paychex, Inc.	306,120	19,261,070
PayPal Holdings, Inc.(b)	69,148	6,620,230
Visa, Inc., Class A(a)	95,282	15,351,836

		140,075,619

Life Sciences Tools & Services — 0.0%
Mettler-Toledo International, Inc.(b)	1,673	1,155,223

Machinery — 2.0%
AGCO Corp.	24,793	1,171,469
Caterpillar, Inc.	3,152	365,758
Fortive Corp.	16,980	937,126
IDEX Corp.	59,011	8,150,009
Oshkosh Corp.	194,610	12,519,261
PACCAR, Inc.	500,788	30,613,171
Snap-on, Inc.	39,706	4,320,807

		58,077,601

Media — 2.0%
AMC Networks, Inc., Class A(b)	127,914	3,109,589
Comcast Corp., Class A	326,694	11,231,740
Discovery, Inc., Class A(a)(b)	555,872	10,806,152
Interpublic Group of Cos., Inc.	1,029,212	16,662,942
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	9,909	314,016

Security	Shares	Value

Media (continued)
Nexstar Media Group, Inc., Class A	3,381	$195,185
Sirius XM Holdings, Inc.(a)	2,871,834	14,186,860
ViacomCBS, Inc., Class B	56,821	796,062

		57,302,546

Metals & Mining — 0.2%
Alcoa Corp.(b)	243,274	1,498,568
Reliance Steel & Aluminum Co.	36,858	3,228,392

		4,726,960

Multiline Retail — 0.8%
Dollar General Corp.	113,121	17,082,402
Target Corp.	78,217	7,271,835

		24,354,237

Multi-Utilities — 1.0%
Ameren Corp.	91,753	6,682,371
Avista Corp.	12,574	534,269
CMS Energy Corp.	15,246	895,703
Consolidated Edison, Inc.	124,090	9,679,020
DTE Energy Co.	117,142	11,124,976

		28,916,339

Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	123,863	8,975,113
Concho Resources, Inc.	19,554	837,889
ConocoPhillips	198,394	6,110,535
Continental Resources, Inc.	261,323	1,996,508
EOG Resources, Inc.	362,582	13,023,945
Exxon Mobil Corp.	455,024	17,277,261
Marathon Oil Corp.	940,498	3,094,238
Marathon Petroleum Corp.	197,457	4,663,934
ONEOK, Inc.	8,947	195,134
Pioneer Natural Resources Co.	7,199	505,010
Suncor Energy, Inc.	193,322	3,054,488
Valero Energy Corp.	92,926	4,215,123
Williams Cos., Inc.	349,804	4,949,727

		68,898,905

Paper & Forest Products — 0.2%
Domtar Corp.	218,447	4,727,193

Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	63,817	10,168,601

Pharmaceuticals — 4.8%
Allergan PLC	2,894	512,527
Bristol-Myers Squibb Co.	285,337	15,904,684
Eli Lilly & Co.	9,821	1,362,369
Johnson & Johnson	412,108	54,039,722
Merck & Co., Inc.	382,578	29,435,551
Mylan NV(b)	177,541	2,647,136
Pfizer, Inc.	511,571	16,697,678
Zoetis, Inc.	146,891	17,287,602

		137,887,269

Professional Services — 0.4%
IHS Markit Ltd.	75,873	4,552,380
Insperity, Inc.	22,457	837,646
Robert Half International, Inc.	149,794	5,654,724

		11,044,750

Road & Rail — 0.5%
CSX Corp.	48,027	2,751,947
Landstar System, Inc.	69,535	6,665,625
Lyft, Inc., Class A(b)	13,602	365,214
Norfolk Southern Corp.	11,569	1,689,074
Ryder System, Inc.	30,745	812,898
Uber Technologies, Inc.(a)(b)	33,798	943,640

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Union Pacific Corp.	6,030	$850,471

		14,078,869

Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials, Inc.	74,908	3,432,285
Broadcom, Inc.	21,068	4,995,223
Cirrus Logic, Inc.(b)	128,789	8,452,422
Cypress Semiconductor Corp.	43,345	1,010,805
Intel Corp.	548,742	29,697,917
Lam Research Corp.	43,244	10,378,560
Maxim Integrated Products, Inc.	16,562	805,079
Micron Technology, Inc.(b)	12,393	521,250
NVIDIA Corp.	76,061	20,049,680
QUALCOMM, Inc.	59,643	4,034,849
Skyworks Solutions, Inc.	108,766	9,721,505
Texas Instruments, Inc.	103,378	10,330,564

		103,430,139

Software — 9.4%
Adobe, Inc.(b)	103,754	33,018,673
Atlassian Corp. PLC, Class A(a)(b)	32,979	4,526,698
Citrix Systems, Inc.	33,385	4,725,647
Cloudflare, Inc., Class A(b)	117,227	2,752,490
DocuSign, Inc.(b)	51,063	4,718,221
Intuit, Inc.	56,008	12,881,840
Manhattan Associates, Inc.(b)	15,945	794,380
Microsoft Corp.	968,661	152,767,526
New Relic, Inc.(b)	23,280	1,076,467
Paylocity Holding Corp.(b)	15,740	1,390,157
RingCentral, Inc., Class A(b)	20,052	4,249,219
salesforce.com, Inc.(b)	143,901	20,718,866
ServiceNow, Inc.(b)	40,110	11,494,724
Slack Technologies, Inc., Class A(b)	96,556	2,591,563
Smartsheet, Inc., Class A(b)	70,265	2,916,700
Workday, Inc., Class A(b)	41,344	5,383,816
Zoom Video Communications, Inc., Class A(a)(b)	19,319	2,822,892
Zscaler, Inc.(b)	54,356	3,308,106

		272,137,985

Specialty Retail — 1.2%
Best Buy Co., Inc.	50,084	2,854,788
Home Depot, Inc.	128,068	23,911,576
Lowe’s Cos., Inc.	81,360	7,001,028
TJX Cos., Inc.	20,636	986,607

		34,753,999

Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	529,890	134,745,728
HP Inc.	173,712	3,015,640
NetApp, Inc.	22,326	930,771

		138,692,139

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.(b)	34,363	$6,513,507
NIKE, Inc., Class B	289,075	23,918,066
Ralph Lauren Corp.	19,737	1,319,024

		31,750,597

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	120,021	762,133

Trading Companies & Distributors — 0.3%
GATX Corp.	135,802	8,495,773

Water Utilities — 0.8%
American Water Works Co., Inc.	187,516	22,419,413

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	343,462	5,756,423
United States Cellular Corp.(b)	129,200	3,784,268

		9,540,691

Total Common Stocks — 95.1% (Cost: $2,795,753,539)		2,757,284,876

Rights — 0.0%

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. — CVR(a)(b)	87,067	330,855

Total Rights — 0.0% (Cost: $200,254)		330,855

Total Long-Term Investments — 95.1% (Cost: $2,795,953,793)		2,757,615,731

Short-Term Securities — 4.6%

Money Markets Funds — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(c)(e)	88,536,046	88,536,046

SL Liquidity Series, LLC, Money Market Series, 0.88%(c)(d)(e)	45,308,002	45,298,940

Total Money Market Funds — 4.6% (Cost: $133,836,926)		133,834,986

Total Short-Term Investments — 4.6% (Cost: $133,836,926)		133,834,986

Total Investments — 99.7% (Cost: $2,929,790,719)		2,891,450,717

Other Assets Less Liabilities — 0.3%		9,553,640

Net Assets — 100.0%		$2,901,004,357

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

(e)

Investments in issuers considered to be an affiliate/affiliates of the Portfolio during the six months ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares Held at 09/30/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	38,261,121	50,274,925	(b)	—	88,536,046	$88,536,046	$250,848		$69	$—
SL Liquidity Series, LLC, Money Market Series	9,759,892	35,548,110	(b)	—	45,308,002	45,298,940	85,303	(c)	40,050	2,132

						$133,834,986	$336,151		$40,119	$2,132

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P	Standard & Poor’s

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	752	06/19/20	$96,621	$6,265,361

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation(a)	$—	$—	$6,265,361	$—	$—	$—	$6,265,361

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the six months ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Loss from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$—	$—	$(15,376,295)	$—	$—	$—	$(15,376,295)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$6,622,179	$—	$—	$—	$6,622,179

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$68,989,400

For more information about the Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Core Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$2,757,284,876	$—	$—	$2,757,284,876
Rights(a)	330,855	—	—	330,855
Short Term Investments:
Money Market Funds	88,536,046	—	—	88,536,046

Subtotal	$2,846,151,777	$—	$—	$2,846,151,777

Investments Valued at Net Asset Value (“NAV”)(b)				45,298,940

Total Investments				$2,891,450,717

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$6,265,361	$—	$—	$6,265,361

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) March 31, 2020	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.2%

Aerospace & Defense — 1.5%
Curtiss-Wright Corp.	8,618	$796,389
HEICO Corp.	2,486	185,480
Hexcel Corp.	7,925	294,731
Lockheed Martin Corp.	3,815	1,293,094
Raytheon Co.	4,401	577,191
Teledyne Technologies, Inc.(a)	7,524	2,236,659
United Technologies Corp.	14,203	1,339,769

		6,723,313

Air Freight & Logistics — 0.1%
FedEx Corp.	5,211	631,886

Airlines — 0.3%
Alaska Air Group, Inc.	8,330	237,155
Delta Air Lines, Inc.	35,780	1,020,803

		1,257,958

Auto Components — 0.2%
Aptiv PLC	6,557	322,867
Goodyear Tire & Rubber Co.	111,723	650,228

		973,095

Automobiles — 0.4%
General Motors Co.	78,701	1,635,407
Harley-Davidson, Inc.	3,906	73,941

		1,709,348

Banks — 8.2%
Bank of America Corp.	312,307	6,630,278
Bank OZK	10,389	173,496
Citigroup, Inc.	67,611	2,847,775
Citizens Financial Group, Inc.	51,768	973,756
Comerica, Inc.	2,893	84,881
Cullen/Frost Bankers, Inc.	24,402	1,361,388
East West Bancorp, Inc.	30,147	775,984
Fifth Third Bancorp	6,622	98,337
First Hawaiian, Inc.	7,916	130,851
First Horizon National Corp.	80,887	651,949
First Republic Bank	1,179	97,008
JPMorgan Chase & Co.	137,552	12,383,807
M&T Bank Corp.	267	27,616
PacWest Bancorp	4,850	86,912
PNC Financial Services Group, Inc.	18,166	1,738,850
Regions Financial Corp.	22,493	201,762
Truist Financial Corp.	43,250	1,333,830
US Bancorp	42,924	1,478,732
Webster Financial Corp.	3,004	68,792
Wells Fargo & Co.	159,115	4,566,600
Zions Bancorp NA	24,421	653,506

		36,366,110

Beverages — 2.4%
Coca-Cola Co.	87,230	3,859,927
Coca-Cola European Partners PLC	4,623	173,501
Constellation Brands, Inc., Class A	335	48,026
Molson Coors Beverage Co., Class B	60,709	2,368,258
PepsiCo, Inc.	32,854	3,945,765

		10,395,477

Biotechnology — 3.2%
AbbVie, Inc.	32,187	2,452,328
Amgen, Inc.	950	192,593
Biogen, Inc.(a)	5,315	1,681,560
Gilead Sciences, Inc.	97,622	7,298,221
Regeneron Pharmaceuticals, Inc.(a)(b)	2,915	1,423,365
United Therapeutics Corp.(a)	8,789	833,417
Vertex Pharmaceuticals, Inc.(a)	787	187,267

		14,068,751

Security	Shares	Value

Building Products — 0.7%
Allegion PLC(b)	30,269	$2,785,353
Resideo Technologies, Inc.(a)	27,446	132,839

		2,918,192

Capital Markets — 3.8%
Affiliated Managers Group, Inc.	15,244	901,530
Bank of New York Mellon Corp.	44,215	1,489,161
Charles Schwab Corp.	28,511	958,540
CME Group, Inc.	15,857	2,741,834
FactSet Research Systems, Inc.	2,640	688,195
Goldman Sachs Group, Inc.	9,635	1,489,475
Intercontinental Exchange, Inc.	15,407	1,244,115
Invesco Ltd.	31,969	290,279
Morgan Stanley	106,542	3,622,428
Nasdaq, Inc.	5,767	547,577
Northern Trust Corp.	4,246	320,403
S&P Global, Inc.	4,175	1,023,084
State Street Corp.	5,670	302,041
T Rowe Price Group, Inc.	11,064	1,080,400
TD Ameritrade Holding Corp.	1,455	50,430

		16,749,492

Chemicals — 2.2%
Air Products & Chemicals, Inc.	13,745	2,743,639
Chemours Co.	22,010	195,229
Corteva, Inc.	5,889	138,391
Dow, Inc.	35,802	1,046,850
DuPont de Nemours, Inc.	13,590	463,419
Ecolab, Inc.	615	95,835
FMC Corp.	4,990	407,633
International Flavors & Fragrances, Inc.	867	88,503
Linde PLC	1,735	300,155
LyondellBasell Industries NV, Class A	28,548	1,416,837
Mosaic Co.	87,960	951,727
PPG Industries, Inc.	19,089	1,595,840
Sherwin-Williams Co.	643	295,471

		9,739,529

Commercial Services & Supplies — 0.2%
ADT, Inc.	60,145	259,826
Cintas Corp.	4,188	725,445

		985,271

Communications Equipment — 0.1%
Ciena Corp.(a)	6,134	244,195

Construction & Engineering — 0.2%
EMCOR Group, Inc.	3,351	205,483
Fluor Corp.	47,504	328,253
MasTec, Inc.(a)(b)	11,895	389,323
Quanta Services, Inc.	3,543	112,419

		1,035,478

Consumer Finance — 1.2%
Ally Financial, Inc.	63,690	919,047
American Express Co.	29,725	2,544,757
Capital One Financial Corp.	35,694	1,799,691

		5,263,495

Containers & Packaging — 0.4%
International Paper Co.	4,204	130,871
Westrock Co.	51,996	1,469,407

		1,600,278

Diversified Consumer Services — 0.3%
frontdoor, Inc.(a)	4,445	154,597
Grand Canyon Education, Inc.(a)	1,349	102,908
H&R Block, Inc.	87,375	1,230,240

		1,487,745

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(a)	91,508	$16,730,408
Equitable Holdings, Inc.	19,033	275,027

		17,005,435

Diversified Telecommunication Services — 3.6%
AT&T Inc.	247,276	7,208,095
CenturyLink, Inc.	101,909	964,059
Verizon Communications, Inc.	141,928	7,625,791

		15,797,945

Electric Utilities — 4.1%
Alliant Energy Corp.	72,054	3,479,488
Duke Energy Corp.	1,551	125,445
Eversource Energy	62,999	4,927,152
IDACORP, Inc.	23,919	2,099,849
NextEra Energy, Inc.	12,188	2,932,677
Pinnacle West Capital Corp.	24,386	1,848,215
Xcel Energy, Inc.	48,172	2,904,772

		18,317,598

Electrical Equipment — 1.3%
AMETEK, Inc.	33,845	2,437,517
Hubbell, Inc.	27,441	3,148,580

		5,586,097

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	38,181	958,343
National Instruments Corp.	54,632	1,807,227

		2,765,570

Energy Equipment & Services — 0.3%
Baker Hughes Co.	52,088	546,924
Halliburton Co.	21,715	148,748
Helmerich & Payne, Inc.	7,412	115,998
National Oilwell Varco, Inc.	17,916	176,114
Patterson-UTI Energy, Inc.	49,893	117,249
Schlumberger Ltd.	14,962	201,837
TechnipFMC PLC	8,641	58,240
Transocean Ltd.(a)	109,847	127,423

		1,492,533

Entertainment — 1.5%
Activision Blizzard, Inc.	24,444	1,453,929
Cinemark Holdings, Inc.	30,559	311,396
Walt Disney Co.	48,878	4,721,615

		6,486,940

Equity Real Estate Investment Trusts (REITs) — 4.2%
Alexandria Real Estate Equities, Inc.	4,245	581,820
Apartment Investment & Management Co., Class A	2	70
AvalonBay Communities, Inc.	1,212	178,370
Boston Properties, Inc.	38,483	3,549,287
Brandywine Realty Trust	76,353	803,234
Camden Property Trust	3,031	240,176
Digital Realty Trust, Inc.	3,685	511,883
Douglas Emmett, Inc.	9,665	294,879
Equity Residential	25,897	1,598,104
Essex Property Trust, Inc.	1,533	337,628
Healthpeak Properties, Inc.	3,855	91,942
Host Hotels & Resorts, Inc.	116,614	1,287,419
Lamar Advertising Co., Class A	8,883	455,520
National Retail Properties, Inc.	10,783	347,105
Outfront Media, Inc.	20,714	279,225
Park Hotels & Resorts, Inc.	103,780	820,900
Prologis, Inc.	47,097	3,785,186
QTS Realty Trust, Inc., Class A	1,033	59,924
Realty Income Corp.	11,696	583,163
Regency Centers Corp.	14,772	567,688
RLJ Lodging Trust	88,910	686,385

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	6,283	$344,685
UDR, Inc.	3,988	145,722
Ventas, Inc.	7,855	210,514
Vornado Realty Trust	1,924	69,668
Welltower, Inc.	17,279	791,033

		18,621,530

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	4,809	1,371,190
Kroger Co.	15,901	478,938
Walgreens Boots Alliance, Inc.	9,559	437,324
Walmart, Inc.	50,730	5,763,943

		8,051,395

Food Products — 2.0%
Conagra Brands, Inc.	3,037	89,106
General Mills, Inc.	77,598	4,094,846
Hershey Co.	28,450	3,769,625
Lamb Weston Holdings, Inc.	10,852	619,649
Lancaster Colony Corp.	384	55,542
Tyson Foods, Inc., Class A	4,178	241,781

		8,870,549

Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.	13,511	939,825

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	28,746	2,268,347
Becton Dickinson and Co.	421	96,733
Edwards Lifesciences Corp.(a)	6,269	1,182,459
Hologic, Inc.(a)	20,403	716,145
IDEXX Laboratories, Inc.(a)	1,091	264,284
Medtronic PLC	33,160	2,990,369
STERIS PLC	7,784	1,089,526
Stryker Corp.	14,916	2,483,365

		11,091,228

Health Care Providers & Services — 2.9%
AMN Healthcare Services, Inc.(a)	3,254	188,114
Anthem, Inc.	13,285	3,016,226
Cardinal Health, Inc.	2,445	117,213
Cigna Corp.	15,807	2,800,684
CVS Health Corp.	84,340	5,003,892
HCA Healthcare, Inc.	8,760	787,086
McKesson Corp.	4,484	606,506
UnitedHealth Group, Inc.	1,703	424,694

		12,944,415

Health Care Technology — 0.1%
Teladoc Health, Inc.(a)	2,636	408,606

Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill, Inc.(a)	450	294,480
Choice Hotels International, Inc.	6,610	404,862
Darden Restaurants, Inc.	7,127	388,136
Dunkin’ Brands Group, Inc.	5,448	289,289
Extended Stay America, Inc.	92,691	677,571
International Game Technology PLC	41,075	244,396
McDonald’s Corp.	26,506	4,382,767
MGM Resorts International	5,622	66,340
Norwegian Cruise Line Holdings Ltd.(a)	3,126	34,261
Royal Caribbean Cruises Ltd.	3,013	96,928
Texas Roadhouse, Inc.	5,472	225,994

		7,105,024

Household Durables — 0.3%
DR Horton, Inc.	37,318	1,268,812

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Garmin Ltd.	3,381	$253,440

		1,522,252

Household Products — 3.6%
Church & Dwight Co., Inc.	7,805	500,925
Clorox Co.	6,724	1,164,933
Colgate-Palmolive Co.	908	60,255
Procter & Gamble Co.	127,158	13,987,380

		15,713,493

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	2,176	272,609
General Electric Co.	14,921	118,473
Honeywell International, Inc.	27,819	3,721,904
Roper Technologies, Inc.	6,273	1,955,984

		6,068,970

Insurance — 3.6%
American International Group, Inc.	4,570	110,823
Arthur J. Gallagher & Co.	27,405	2,233,782
Brown & Brown, Inc.	5,726	207,396
Cincinnati Financial Corp.	22,119	1,668,879
First American Financial Corp.	15,090	639,967
Globe Life, Inc.	19,098	1,374,483
Hartford Financial Services Group, Inc.	9,945	350,462
Lincoln National Corp.	22,125	582,330
Marsh & McLennan Cos., Inc.	9,557	826,298
MetLife, Inc.	44,766	1,368,497
Prudential Financial, Inc.	70,726	3,687,654
Reinsurance Group of America, Inc.	3,109	261,591
Travelers Cos., Inc.	7,803	775,228
Unum Group	33,433	501,829
Willis Towers Watson PLC	5,353	909,207
WR Berkley Corp.	10,087	526,239

		16,024,665

Interactive Media & Services — 0.3%
Alphabet, Inc., Class A(a)	791	919,102
Cargurus, Inc.(a)	8	152
Twitter, Inc.(a)	7,962	195,547

		1,114,801

Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.(a)	1,987	3,874,094

IT Services — 1.4%
Automatic Data Processing, Inc.	13,225	1,807,593
DXC Technology Co.	8,737	114,018
Fidelity National Information Services, Inc.	3,500	425,740
Jack Henry & Associates, Inc.	1,287	199,794
Mastercard, Inc., Class A	10,420	2,517,055
Paychex, Inc.	13,216	831,551
PayPal Holdings, Inc.(a)	1,511	144,663

		6,040,414

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(a)	550	192,808
Mettler-Toledo International, Inc.(a)	90	62,146

		254,954

Machinery — 2.7%
AGCO Corp.	14,911	704,545
Caterpillar, Inc.	3,119	361,929
Deere & Co.	991	136,917
Fortive Corp.	4,445	245,320
IDEX Corp.	10,349	1,429,300
Oshkosh Corp.	36,049	2,319,032
PACCAR, Inc.	90,404	5,526,397
Snap-on, Inc.	11,587	1,260,897

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker, Inc.	410	$41,000

		12,025,337

Media — 2.1%
AMC Networks, Inc., Class A(a)(b)	16,226	394,454
Comcast Corp., Class A	74,056	2,546,045
Discovery, Inc., Class A(a)	110,000	2,138,400
Interpublic Group of Cos., Inc.	167,779	2,716,342
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	3,477	110,186
Sirius XM Holdings, Inc.(b)	284,834	1,407,080
ViacomCBS, Inc., Class A	8,277	147,579

		9,460,086

Metals & Mining — 0.6%
Alcoa Corp.(a)	60,545	372,957
Freeport-McMoRan, Inc.	24,410	164,767
Reliance Steel & Aluminum Co.	14,701	1,287,661
Southern Copper Corp.	5,258	148,065
Steel Dynamics, Inc.	20,523	462,588

		2,436,038

Multiline Retail — 0.9%
Dollar General Corp.	10,694	1,614,901
Target Corp.	23,245	2,161,088

		3,775,989

Multi-Utilities — 2.5%
Ameren Corp.	47,363	3,449,447
CMS Energy Corp.	5,515	324,006
Consolidated Edison, Inc.	42,079	3,282,162
Dominion Energy, Inc.	1,861	134,346
DTE Energy Co.	41,767	3,966,612
Sempra Energy	901	101,804

		11,258,377

Oil, Gas & Consumable Fuels — 5.4%
Apache Corp.	14,640	61,195
Chevron Corp.	57,534	4,168,914
Concho Resources, Inc.	5,903	252,944
ConocoPhillips	68,607	2,113,096
Continental Resources, Inc.(b)	54,392	415,555
Devon Energy Corp.	31,471	217,465
EOG Resources, Inc.	74,140	2,663,109
Exxon Mobil Corp.	209,755	7,964,397
Kinder Morgan, Inc.	68,636	955,413
Marathon Oil Corp.	149,277	491,121
Marathon Petroleum Corp.	44,839	1,059,097
Noble Energy, Inc.	14,765	89,181
ONEOK, Inc.	4,715	102,834
Phillips 66	5,220	280,053
Suncor Energy, Inc.	11,927	188,447
Valero Energy Corp.	30,764	1,395,455
Williams Cos., Inc.	107,132	1,515,918

		23,934,194

Paper & Forest Products — 0.3%
Domtar Corp.	60,229	1,303,356

Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	4,053	645,805

Pharmaceuticals — 6.5%
Allergan PLC	9,242	1,636,758
Bristol-Myers Squibb Co.	33,822	1,885,238
Catalent, Inc.(a)	2	104
Johnson & Johnson	117,312	15,383,123

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	19,117	$1,470,862
Mylan NV(a)	52,476	782,417
Pfizer, Inc.	219,295	7,157,789
Zoetis, Inc.	5,337	628,112

		28,944,403

Professional Services — 0.3%
IHS Markit Ltd.	11,694	701,640
Robert Half International, Inc.	12,021	453,793

		1,155,433

Road & Rail — 0.5%
CSX Corp.	12,928	740,774
Landstar System, Inc.	3,789	363,214
Lyft, Inc., Class A(a)	6,798	182,526
Norfolk Southern Corp.	5,254	767,084
Ryder System, Inc.	10,055	265,854
Uber Technologies, Inc.(a)	3,600	100,512

		2,419,964

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.	9,814	449,677
Cirrus Logic, Inc.(a)	12,804	840,327
Cypress Semiconductor Corp.	15,221	354,954
Intel Corp.	180,154	9,749,934
Lam Research Corp.	5,463	1,311,120
Maxim Integrated Products, Inc.	1,820	88,470
Micron Technology, Inc.(a)	26,466	1,113,160
NXP Semiconductors NV	1,230	102,004
Skyworks Solutions, Inc.	12,534	1,120,289

		15,129,935

Software — 1.3%
Adobe, Inc.(a)	3,948	1,256,412
Atlassian Corp. PLC, Class A(a)(b)	3,020	414,525
Citrix Systems, Inc.	3,627	513,402
Cloudflare, Inc., Class A(a)	19,403	455,582
DocuSign, Inc.(a)	5,165	477,246
Microsoft Corp.	2,755	434,491
RingCentral, Inc., Class A(a)	1,811	383,769
Slack Technologies, Inc., Class A(a)	15,173	407,243
Smartsheet, Inc., Class A(a)	9,697	402,522
Zoom Video Communications, Inc., Class A(a)	3,043	444,643
Zscaler, Inc.(a)	7,362	448,051

		5,637,886

Specialty Retail — 0.7%
Best Buy Co., Inc.	2,733	155,781
Home Depot, Inc.	11,989	2,238,466

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	5,821	$500,897

		2,895,144

Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies, Inc., Class C(a)	1	40
HP, Inc.	58,153	1,009,536

		1,009,576

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(a)	1,971	373,603
NIKE, Inc., Class B	8,919	737,958
Ralph Lauren Corp.	3,701	247,338

		1,358,899

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	29,343	186,328

Trading Companies & Distributors — 0.3%
GATX Corp.	20,340	1,272,470

Water Utilities — 1.1%
American Water Works Co., Inc.	42,329	5,060,855

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	69,483	1,164,535
United States Cellular Corp.(a)	29,546	865,402

		2,029,937

Total Long-Term Investments — 97.2% (Cost: $493,425,608)		430,187,958

Short-Term Securities — 2.7%

Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(c)(e)	6,867,146	6,867,146

SL Liquidity Series, LLC, Money Market Series, 0.88% (c)(d)(e)	5,048,197	5,047,188

Total Short-Term Investments — 2.7% (Cost: $11,912,189)		11,914,334

Total Investments — 99.9% (Cost: $505,337,797)		442,102,292

Other Assets Less Liabilities — 0.1%		654,831

Net Assets — 100.0%		$442,757,123

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Value Portfolio

(e)

Investments in issuers considered to be an affiliate/affiliates of the Portfolio during the six months ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares Held at 09/30/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,376,795	—		(509,649	)(b)	6,867,146	$6,867,146	$40,594		$11	$—
SL Liquidity Series, LLC, Money Market Series	2,979,961	2,068,236	(b)	—		5,048,197	5,047,188	34,472	(c)	(2,479)	2,136

							$11,914,334	$75,066		$(2,468)	$2,136

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P	Standard & Poor’s

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	118	06/19/20	$15,161	$599,156

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation(a)	$—	$—	$599,156	$—	$—	$—	$599,156

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the six months ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Loss from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$—	$—	$(2,246,743)	$—	$—	$—	$(2,246,743)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$671,705	$—	$—	$—	$671,705

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contract — long	$10,569,383

For more information about the Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Advantage Large Cap Value Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$430,187,958	$—	$—	$430,187,958
Short-Term Securities	6,867,146	—	—	6,867,146

Subtotal	$437,055,104	$—	$—	$437,055,104

Investments Valued at NAV(b)				5,047,188

Total Investments				$442,102,292

(a) See above Schedule of Investments for values in each industry.

(b) Certain investments of the Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$599,156	$—	$—	$599,156

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Statements of Assets and Liabilities  (unaudited)

March 31, 2020

	Master Advantage Large Cap Core Portfolio	Master Advantage Large Cap Value Portfolio

ASSETS
Investments at value — unaffiliated(a)(b)	$2,757,615,731	$430,187,958
Investments at value — affiliated(c)	133,834,986	11,914,334
Cash pledged for futures contracts	9,090,000	1,419,006
Receivables:
Investments sold	26,323,056	14,647,807
Securities lending income — affiliated	21,315	2,946
Contributions from investors	47,698,212	—
Dividends — affiliated	29,149	6,878
Dividends — unaffiliated	2,378,469	530,075
Prepaid expenses	18,456	3,379

Total assets	2,977,009,374	458,712,383

LIABILITIES
Bank overdraft	71,632	11,304
Cash collateral on securities loaned at value	45,338,953	5,046,197
Payables:
Investments purchased	27,788,889	7,612,871
Directors’ fees	17,846	6,113
Investment advisory fees	1,042,680	183,473
Other accrued expenses	145,447	108,938
Other affiliates	21,075	5,924
Variation margin on futures contracts	1,578,495	227,282
Withdrawals to investors	—	2,753,158

Total liabilities	76,005,017	15,955,260

NET ASSETS	$2,901,004,357	$442,757,123

NET ASSETS CONSIST OF
Investors’ capital	$2,933,078,998	$505,393,472
Net unrealized appreciation (depreciation)	(32,074,641)	(62,636,349)

NET ASSETS	$2,901,004,357	$442,757,123

(a) Investments at cost — unaffiliated	$2,795,953,793	$493,425,608
(b) Securities loaned at value	$43,692,005	$4,858,895
(c) Investments at cost — affiliated	$133,836,926	$11,912,189

See notes to financial statements.

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended March 31, 2020

	Master Advantage Large Cap Core Portfolio	Master Advantage Large Cap Value Portfolio

INVESTMENT INCOME
Dividends — affiliated	$250,848	$40,594
Dividends — unaffiliated	33,708,305	8,259,521
Interest — unaffiliated	10,732	2,085
Securities lending income — affiliated — net	85,303	34,472
Foreign taxes withheld	(52,882)	(15,973)

Total investment income	34,002,306	8,320,699

EXPENSES
Investment advisory	7,478,216	1,503,945
Accounting services	137,547	41,353
Custodian	46,001	29,550
Directors	28,308	14,539
Professional	26,645	40,893
Printing	1,925	21,752
Miscellaneous	17,101	3,350

Total expenses	7,735,743	1,655,382
Less fees waived and/or reimbursed by the Manager	(207,354)	(151,788)

Total expenses after fees waived	7,528,389	1,503,594

Net investment income	26,473,917	6,817,105

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Capital gain distributions from investment companies — affiliated	69	11
Futures contracts.	(15,376,295)	(2,246,743)
Investments — affiliated	(40,050)	(2,479)
Investments — unaffiliated	26,856,538	(6,776,534)

	11,440,262	(9,025,745)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(2,132)	2,136
Investments — unaffiliated	(445,318,811)	(117,528,593)
Futures contracts	6,622,179	671,705

	(438,698,764)	(116,854,752)

Total realized and unrealized loss	(427,258,502)	(125,880,497)

Net Decrease in Net Assets Resulting from Operations	$ (400,784,585)	$ (119,063,392)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

	Master Advantage Large Cap Core Portfolio		Master Advantage Large Cap Value Portfolio
	Six Months Ended 03/31/20 (unaudited)	Year Ended 09/30/2019	Six Months Ended 03/31/20 (unaudited)	Year Ended 09/30/2019

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,473,917	$52,940,092	$6,817,105	$13,299,927
Net realized gain (loss)	11,440,262	71,848,471	(9,025,745)	11,540,226
Net change in unrealized appreciation (depreciation)	(438,698,764)	(38,717,372)	(116,854,752)	(12,031,502)

Net increase (decrease) in net assets resulting from operations	(400,784,585)	86,071,191	(119,063,392)	12,808,651

CAPITAL TRANSACTIONS
Proceeds from contributions	189,855,335	828,461,445	37,448,780	130,015,027
Value of withdrawals	(357,303,173)	(548,484,470)	(106,112,090)	(163,237,143)

Net increase (decrease) in net assets derived from capital share transactions	(167,447,838)	279,976,975	(68,663,310)	(33,222,116)

NET ASSETS
Total increase (decrease) in net assets	(568,232,423)	366,048,166	(187,726,702)	(20,413,465)
Beginning of period	3,469,236,780	3,103,188,614	630,483,825	650,897,290

End of period	$2,901,004,357	$3,469,236,780	$442,757,123	$630,483,825

See notes to financial statements.

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	Master Advantage Large Cap Core Portfolio
			Year Ended September 30,
	Six Months Ended 03/31/20 (unaudited)		2019	2018	2017		2016		2015

Total Return
Total return	(12.67	)%(a)	1.43%	17.40%	24.06	%(b)	10.34	%(b)	(0.89)%

Ratios to Average Net Assets
Total expenses	0.44	%(c)	0.44%	0.45%	0.49%		0.50%		0.50%

Total expenses after fees waived	0.43	%(c)	0.43%	0.45%	0.49%		0.50%		0.50%

Net investment income	1.51	%(c)	1.59%	1.47%	1.33%		1.25%		1.09%

Supplemental Data
Net assets, end of period (000)	$2,901,004		$3,469,237	$3,103,189	$2,262,543		$2,132,705		$2,153,331

Portfolio turnover rate	47%		151%	148%	130%		39%		41%

(a)	Aggregate total return.
(b)	Includes proceeds received from a settlement of litigation, which had no impact on the Portfolio’s total return.
(c)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

	Master Advantage Large Cap Value Portfolio
			Year Ended September 30,
	Six Months Ended 03/31/20
	(unaudited)		2019	2018	2017	2016	2015

Total Return
Total return(a)	(20.41	)%(b)	1.83%	11.18%	22.05%	10.68%	(1.63)%

Ratios to Average Net Assets
Total expenses	0.54	%(c)	0.52%	0.52%	0.53%	0.54%	0.54%

Total expenses after fees waived	0.49	%(c)	0.49%	0.52%	0.53%	0.54%	0.54%

Net investment income	2.22	%(c)	2.14%	1.87%	1.60%	1.51%	1.33%

Supplemental Data
Net assets, end of period (000)	$442,757		$630,484	$650,897	$865,319	$801,963	$837,065

Portfolio turnover rate	54%		161%	143%	137%	40%	30%

(a)

Includes payment received from a settlement of litigation, which impacted the Portfolio’s total return. Excluding the payment from a settlement of litigation, the Portfolio’s total return is as follows:

	Six Months Ended 03/31/20	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Total return	—	—	—	21.92%	10.58%	—

(b)	Aggregate total return.
(c)	Annualized.

See notes to financial statements.

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements	Master Large Cap Series LLC

1.	ORGANIZATION

Master Advantage Large Cap Core Portfolio and Master Advantage Large Cap Value Portfolio (collectively, the “Portfolios” or individually, a “Portfolio”) are each a series of Master Large Cap Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware limited liability company. Each Portfolio is classified as diversified. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board” and the members are referred to as “Directors”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

On November 13, 2019, the Board of Directors of the Portfolio (the “Board”) approved a change in the fiscal year-end of Master Advantage Large Cap Value Portfolio, effective as of May 31, 2020, from September 30 to May 31.

The Portfolios, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board of Directors of BlackRock Large Cap Series Funds, Inc. and the Board of Trustees of State Farm Mutual Fund Trust and shareholders of State Farm Equity Fund (the “Target Fund”), a series of State Farm Mutual Fund Trust, approved the reorganization of the Target Fund into BlackRock Advantage Large Cap Core Fund. As a result, BlackRock Advantage Large Cap Core Fund acquired all of the assets and assumed certain of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of BlackRock Advantage Large Cap Core Fund.

On November 19, 2018, all of the portfolio securities previously held by the Target Fund were subsequently contributed by BlackRock Advantage Large Cap Core Fund to the Master Advantage Large Cap Core Portfolio in exchange for an investment in the Portfolio.

For financial reporting purposes, assets received and shares issued by BlackRock Advantage Large Cap Core Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward by Master Advantage Large Cap Core Portfolio to align ongoing reporting of BlackRock Advantage Large Cap Core Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm Equity Fund	$369,010,639	$345,412,676

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where a Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, a Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Portfolio are charged to that Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Each Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Each Portfolio may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (continued)	Master Large Cap Series LLC

Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Portfolios’ net assets. Each business day, the Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Portfolios value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2020, certain investments of the Portfolios were fair valued using NAV per share (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. During the term of the loan, each Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Large Cap Series LLC

The market value of any securities on loan, all of which were classified as common stocks in the Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Master Advantage Large Cap Core Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Citigroup Global Markets, Inc.	$4,683,038	$(4,683,038)	$—
Credit Suisse Securities (USA) LLC	2,103,887	(2,103,887)	—
Deutsche Bank Securities Inc.	220,064	(219,750)	314
Goldman Sachs & Co.	29,621,723	(29,621,723)	—
JP Morgan Securities LLC	6,257,673	(6,257,673)	—
State Street Bank & Trust Company	805,620	(805,620)	—

	$43,692,005	$(43,691,691)	$314

Master Advantage Large Cap Value Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount(b)
Citigroup Global Markets, Inc.	$1,473,953	$(1,471,743)	$2,210
Credit Suisse Securities (USA) LLC	627,471	(627,471)	—
Goldman Sachs & Co.	2,757,471	(2,757,471)	—

	$4,858,895	$(4,856,685)	$2,210

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Portfolio is disclosed in the Portfolio’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of March 31, 2020. Additional collateral is delivered to the Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Portfolios benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Portfolios.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (continued)	Master Large Cap Series LLC

payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Portfolios and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Portfolios. Any additional required collateral is delivered to/pledged by the Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Master LLC, on behalf of each Portfolio, entered into an Investment Advisory Agreement with the Manager, the Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio.

For such services, each Portfolio pays the Manager a monthly fee at an annual rate equal to the average daily value of each Portfolio’s net assets at the following annual rates:

Master Advantage Large Cap Core Portfolio

Average Daily Net Assets	Investment Advisory Fee

First $1 Billion	0.45%
$1 Billion — $3 Billion	0.42
$3 Billion — $5 Billion	0.41
$5 Billion — $10 Billion	0.39
Greater than $10 Billion	0.38

Master Advantage Large Cap Value Portfolio

Average Daily Net Assets	Investment Advisory Fee

First $1 Billion	0.49%
$1 Billion — $3 Billion	0.46
$3 Billion — $5 Billion	0.44
$5 Billion — $10 Billion	0.43
Greater than $10 Billion	0.42

Expense Limitations, Waivers and Reimbursements: With respect to the Portfolios, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent directors who are not “interested persons” of the Master LLC, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Portfolio. Prior to January 28, 2020, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2020, the amounts waived were as follows:

Master Advantage Large Cap Core Portfolio	$13,890
Master Advantage Large Cap Value Portfolio	2,213

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of Independent Directors, or by a vote of a majority of the outstanding voting securities of a Portfolio. For the six months ended March 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Large Cap Series LLC

The Manager has also voluntarily agreed to waive its investment advisory fees to enable the feeders that invest in the Portfolios to limit expenses, if applicable. The Manager may discontinue this voluntary waiver at any time. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2020, the amounts waived and/or reimbursed were:

Master Advantage Large Cap Core Portfolio	$193,463
Master Advantage Large Cap Value Portfolio	149,575

For the six months ended March 31, 2020, the Portfolios reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Master Advantage Large Cap Core Portfolio	$21,185
Master Advantage Large Cap Value Portfolio	5,865

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Portfolios, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Portfolios are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Portfolios. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Portfolio retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2020, each Portfolio retained 73.5% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2020, each Portfolio paid BIM the following amounts for securities lending agent services:

Master Advantage Large Cap Core Portfolio	$24,106
Master Advantage Large Cap Value Portfolio	9,611

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock portfolio may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing BlackRock portfolio may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing BlackRock portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2020, the Portfolios did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master LLC are directors and/or officers of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (continued)	Master Large Cap Series LLC

7.	PURCHASES AND SALES

For the six months ended March 31, 2020, purchases and sales of investments, excluding short-term securities, were as follows:

	Master Advantage Large Cap Core Portfolio	Master Advantage Large Cap Value Portfolio
Purchases	$1,608,528,134	$317,694,541
Sales	1,873,527,800	385,499,974

8.	INCOME TAX INFORMATION

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2019. The statutes of limitations on each Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Portfolios as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Portfolios’ financial statements.

As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Master Advantage Large Cap Core Portfolio	Master Advantage Large Cap Value Portfolio
Tax cost	$2,948,628,626	$508,538,744

Gross unrealized appreciation	$342,226,192	$29,824,774
Gross unrealized depreciation	(393,138,740)	(95,662,070)

Net unrealized appreciation	$(50,912,548)	$(65,837,296)

9.	BANK BORROWINGS

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Portfolios, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2020, the Portfolios did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Portfolios and their investments. Each Portfolio’s prospectus provides details of the risks to which each Portfolio is subject.

The Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.A Portfolio may invest in illiquid investments. An illiquid investment is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Portfolio may lose value, regardless of the individual

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Large Cap Series LLC

results of the securities and other instruments in which a Portfolio invests.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With futures, there is less counterparty credit risk to the Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolios.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Portfolios’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 16, 2020, the credit agreement was extended until April 2021 under the same terms.

NOTES TO FINANCIAL STATEMENTS	55

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of BlackRock Large Cap Series Funds, Inc., on behalf of BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund, and Master Large Cap Series LLC, on behalf of Master Advantage Large Cap Core Portfolio and Master Advantage Large Cap Value Portfolio, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity, and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

56	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information

Mark Stalnecker, Chair of the Board and Director

Bruce R. Bond, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Lena G. Goldberg, Director

Henry R. Keizer, Director

Cynthia A. Montgomery, Director

Donald C. Opatrny, Director

Joseph P. Platt, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2019, Robert M. Hernandez retired as Director of the Corporation/Master LLC.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

DIRECTOR AND OFFICER INFORMATION	57

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Funds’ Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Portfolios voted proxies relating to securities held in the Funds’/Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

58	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	59

Want to know more?

blackrock.com    |    800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CAPSERIES-3/20-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 4, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 4, 2020

4